UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—109.4%
New Jersey—81.9%
$3,180,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000%	06/15/2027	$2,901,750
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	6,677,626
10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,035
35,000	Berkeley, NJ HFC (Bayville Hsg.)	5.750	08/01/2014	35,142
140,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	131,522
190,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.750	02/15/2034	190,570
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	63,148
10,000	Essex County, NJ Improvement Authority (Jewish Federation Terrace)[1]	5.050	06/01/2019	10,018
10,000	Essex County, NJ Improvement Authority (Newark)	5.000	04/01/2014	10,033
150,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	150,009
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	267,050
20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,035
105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	105,111
265,000	Florence Township, NJ Fire District No. 1[1]	5.125	07/15/2028	271,667
50,000	Hoboken, NJ Parking Utility[1]	5.250	01/01/2018	50,112
50,000	Hudson County, NJ COP (Correctional Facility)[1]	5.000	12/01/2021	50,569
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,095,700
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	2,818,628
1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,554,510
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,286,500
35,000	Irvington Township, NJ GO1	5.000	07/15/2033	34,954
355,000	Irvington Township, NJ GO1	5.000	07/15/2033	354,531
120,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	120,234
200,000	Middlesex County, NJ COP[1]	5.000	02/15/2019	200,672
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,690,744
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	731,148
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	360,640
330,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2015	287,070
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,058
35,000	Mount Holly, NJ Municipal Utilities Authority	5.000	12/01/2016	35,139
35,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	35,066
605,000	New Brunswick, NJ Parking Authority	5.000	09/01/2029	645,438
445,000	New Brunswick, NJ Parking Authority	5.000	09/01/2027	482,180
150,000	Newark, NJ GO1	5.375	12/15/2014	150,932

1 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (continued)
$50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400%		01/20/2034	$50,064
315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000		01/01/2032	313,119
2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750		12/01/2038	3,295,555
2,095,000	NJ EDA	5.000		06/15/2028	2,116,809
750,000	NJ EDA	5.000		06/15/2029	750,480
50,000	NJ EDA (Bristol Glen)[1]	5.750		07/01/2029	48,441
645,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2018	645,271
25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2028	23,351
300,000	NJ EDA (Chilton Memorial Hospital)[1]	5.500		07/01/2029	309,765
25,000	NJ EDA (Consumers New Jersey Water Company)[1]	5.100		09/01/2032	24,219
11,430,000	NJ EDA (Continental Airlines)[1]	7.000		11/15/2030	11,429,657
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,031,800
160,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	160,334
1,525,000	NJ EDA (Drew University)[1]	5.250		07/01/2021	1,712,346
2,339,945	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750		03/01/2021	22,417
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,083,640
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000		05/01/2044	2,083,640
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,083,640
6,000,000	NJ EDA (GMT Realty)[1]	6.875		01/01/2037	5,860,140
17,450,000	NJ EDA (Hamilton Care)[1,3]	6.650		11/01/2037	16,985,656
3,050,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	2,983,205
10,000	NJ EDA (Hillcrest Health Service)	13.112	[4]	01/01/2018	8,950
4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	4,402,493
1,765,000	NJ EDA (Keswick Pines)[1]	5.700		01/01/2018	1,756,846
6,655,000	NJ EDA (Keswick Pines)[1]	5.750		01/01/2024	6,177,304
110,000	NJ EDA (Kullman Associates)[5]	6.750		07/01/2019	77,955
30,000	NJ EDA (Kullman Associates)[5]	6.125		06/01/2018	21,601
160,000	NJ EDA (Leisure Park)[1]	5.875		12/01/2027	151,878
90,000	NJ EDA (Liberty State Park Lease Rental)[1]	5.750		03/15/2022	90,347
40,000	NJ EDA (Liberty State Park)	5.700		03/15/2016	40,178
810,000	NJ EDA (Lions Gate)[1]	5.750		01/01/2025	803,682
1,345,000	NJ EDA (Lions Gate)[1]	5.875		01/01/2037	1,247,192
25,000	NJ EDA (Manchester Manor)[1]	6.700		08/01/2022	25,071
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750		11/01/2024	1,007,950
1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800		11/01/2031	1,202,568
1,000,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000		06/01/2025	1,001,330
40,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.875		06/01/2018	40,105
2,585,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500		06/01/2031	2,586,861
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	90,032
330,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2031	336,979
1,000,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2017	1,031,360
100,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2023	102,711
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750		06/01/2031	2,674,775
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	4,609,086

2 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (continued)
$5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600%		11/01/2034	$5,662,076
125,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000		12/01/2038	125,004
30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	30,090
145,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	145,436
20,000	NJ EDA (New Jersey Transit Corp.)	5.700		12/15/2013	20,077
800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	810,896
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	1,385,734
1,900,000	NJ EDA (Paterson Charter School Science & Technology)	6.100		07/01/2044	1,916,853
650,000	NJ EDA (Paterson Charter School Science & Technology)	6.000		07/01/2032	661,973
1,500,000	NJ EDA (Paterson Charter School)[1]	5.000		07/01/2032	1,367,340
2,500,000	NJ EDA (Paterson Charter School)[1]	5.300		07/01/2044	2,262,175
850,000	NJ EDA (Rutgers University)[1]	5.000		06/15/2038	904,714
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,110,450
65,000	NJ EDA (St. Barnabas Medical Center)	9.128	[4]	07/01/2021	45,694
50,000	NJ EDA (St. Barnabas Medical Center)	10.637	[4]	07/01/2018	41,771
25,000	NJ EDA (St. Barnabas Medical Center)	10.003	[4]	07/01/2020	18,643
1,250,000	NJ EDA (UMM Energy Partners)	5.125		06/15/2043	1,139,388
1,500,000	NJ EDA (UMM Energy Partners)	5.000		06/15/2037	1,373,610
140,000	NJ EDA (United Methodist Homes of New Jersey)[1]	5.125		07/01/2025	135,220
195,000	NJ EDA (United Water New Jersey)[1]	5.500		07/01/2039	199,235
175,000	NJ EDA (United Water New Jersey)[1]	5.000		11/01/2028	175,054
3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2026	3,502,835
3,735,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2036	3,500,367
200,000	NJ Educational Facilities Authority (Dorm Safety)[1]	5.000		03/01/2015	200,802
100,000	NJ Educational Facilities Authority (Dorm Safety)[1]	5.000		03/01/2016	100,391
15,535,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	6.000		07/01/2025	15,555,972
745,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	5.250		07/01/2032	745,067
300,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250		07/01/2027	309,144
1,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2033	1,737,186
40,000	NJ Educational Facilities Authority (Kean University)[1]	5.000		07/01/2018	40,158
30,000	NJ Educational Facilities Authority (Kean University)[1]	5.000		07/01/2021	30,116
100,000	NJ Educational Facilities Authority (Public Library)	5.000		09/01/2014	100,378
1,000,000	NJ Educational Facilities Authority (Rider University)	5.000		07/01/2037	986,280
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2018	5,499
15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2028	15,005
4,055,000	NJ Health Care Facilities Financing Authority (AHS Hospital Corp.)[1]	5.500		07/01/2031	4,297,692

3 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (continued)
$2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625%		07/01/2032	$2,090,940
7,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000		11/15/2033	7,223,724
7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	6,529,320
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300		11/01/2026	667,950
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375		11/01/2036	808,030
1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	989,144
295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	300,351
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)	5.000		07/01/2031	1,546,185
3,250,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)	5.500		07/01/2043	3,123,543
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	9,616,591
200,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2014	200,184
2,030,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)[1]	5.000		07/01/2035	1,986,497
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2033	69,911
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2023	10,003
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	11.288	[4]	07/01/2017	13,101
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	8.410	[4]	07/01/2030	15,241,210
17,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	17,191,080
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)	5.000		08/15/2034	1,975,719
2,500,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital)[1]	6.250		07/01/2035	2,558,500
2,170,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250		07/01/2030	2,144,915
5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2030	5,317,807
6,400,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2023	6,658,880
125,000	NJ Health Care Facilities Financing Authority (Virtua Health Obligated Group)[1]	5.750		07/01/2033	131,296
125,000	NJ Health Care Facilities Financing Authority (Virtua West Jersey Health System/Virtua Health Obligated Group)[1]	5.375		07/01/2029	125,281
110,000	NJ Higher Education Assistance Authority[1]	5.500		12/01/2025	115,843

4 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (continued)
$100,000	NJ Higher Education Assistance Authority[1]	5.750%		12/01/2029	$105,544
30,000,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125		06/01/2030	31,629,300
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000		11/01/2036	571,567
2,930,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.000		10/01/2037	2,933,517
4,270,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	4.625		10/01/2027	4,214,874
65,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500		10/01/2038	66,251
345,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150		10/01/2023	367,925
230,000	NJ Hsg. & Mtg. Finance Agency, Series AA	6.375		10/01/2028	241,691
100,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	100,117
145,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2015	145,538
35,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2016	35,122
45,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2019	45,141
200,000	NJ Sports & Expositions Authority	5.125		09/01/2014	200,776
25,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2017	25,084
200,950,000	NJ Tobacco Settlement Financing Corp.	7.157	[4]	06/01/2041	8,056,086
9,100,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	7,860,034
30,930,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	22,445,901
200,000	NJ Transit Corp. (Federal Transportation Administration Grants)	5.250		09/15/2015	200,728
20,000	NJ Transit Corp. (Federal Transportation Administration Grants)	5.250		09/15/2014	20,081
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		06/15/2041	5,273,150
5,000,000	NJ Transportation Trust Fund Authority	5.250		06/15/2036	5,265,800
13,450,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	14,968,101
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2038	5,199,300
4,035,000	North Hudson, NJ Sewerage Authority[1]	5.000		06/01/2030	4,235,782
85,000	Orange Township, NJ GO1	5.000		06/01/2027	85,095
100,000	Passaic Valley, NJ Sewage Commissioners[1]	5.000		12/01/2023	100,336
10,000	Passaic Valley, NJ Sewage Commissioners	5.500		12/01/2014	10,039
100,000	Passaic Valley, NJ Sewage Commissioners[1]	5.000		12/01/2022	100,314
3,000,000	Port Authority NY/NJ (JFK International Air Terminal)	6.000		12/01/2042	3,226,920
2,679,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	2,705,656
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	5,351,073
2,245,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2036	2,428,843
8,585,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	8,627,496
2,905,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	2,790,136
10,500,000	Port Authority NY/NJ, 143rd Series[6]	5.000		10/01/2030	10,785,495
14,315,000	Port Authority NY/NJ, 169th Series[6]	5.000		10/15/2041	14,494,644
6,330,000	Rutgers State University NJ6	5.000		05/01/2029	7,021,551
5,380,000	Rutgers State University NJ6	5.000		05/01/2030	5,922,358
4,000,000	Rutgers State University NJ6	5.000		05/01/2038	4,255,000

5 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (continued)
$45,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000%		03/01/2028	$45,110

					427,801,150
U.S. Possessions—27.5%
400,000	Guam GO1	6.750		11/15/2029	419,324
600,000	Guam GO1	7.000		11/15/2039	633,414
2,645,000	Guam GO1	5.125		11/15/2027	2,494,447
1,300,000	Guam Government Business Privilege	5.250		01/01/2036	1,311,934
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	10,716
250,000	Guam Power Authority, Series A	5.000		10/01/2030	254,307
125,000	Guam Power Authority, Series A	5.000		10/01/2024	139,809
600,000	Guam Power Authority, Series A	5.500		10/01/2030	612,762
125,000	Guam Power Authority, Series A	5.000		10/01/2023	143,454
235,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	227,988
4,120,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	3,113,031
2,585,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,808,905
1,075,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	865,783
1,355,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	1,042,740
6,350,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	4,964,493
6,025,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	4,746,254
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	2,045,975
10,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2047	7,871,000
12,035,000	Puerto Rico Children’s Trust Fund (TASC)[1,3]	5.625		05/15/2043	10,045,133
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.128	[4]	05/15/2055	643,760
13,385,000	Puerto Rico Children’s Trust Fund (TASC)[1,3]	5.500		05/15/2039	11,955,884
5,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	3,935,100
3,300,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	2,512,224
950,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	704,016
5,150,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	3,749,766
4,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	2,923,240
1,300,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	1,072,851
3,205,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	2,397,628
8,350,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	6,411,547
1,425,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	1,099,758
3,000,000	Puerto Rico Electric Power Authority, Series A	7.000		07/01/2043	2,586,270
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	2,267,160
5,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	3,715,900
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	622,065
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	2,172,540
575,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	408,750
5,000,000	Puerto Rico Infrastructure	8.373	[4]	07/01/2032	811,800
3,000,000	Puerto Rico Infrastructure	7.956	[4]	07/01/2042	280,110
2,610,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	1,846,262
975,000	Puerto Rico Infrastructure	8.186	[4]	07/01/2035	169,865
2,000,000	Puerto Rico Infrastructure	8.305	[4]	07/01/2033	294,580

6 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (continued)
$4,750,000	Puerto Rico Infrastructure[1]	5.000%		07/01/2037	$3,390,503
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	241,648
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	70,966
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	74,710
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	651,242
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	79,289
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,529,202
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	694,650
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2020	1,926,020
500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	420,000
5,000,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	3,599,800
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	748,700
200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	167,668
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	225,191
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,114,100
5,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	5,056,865
11,500,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.250		08/01/2057	9,919,555
325,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	295,500
5,235,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000		08/01/2026	4,051,157
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	12,993,400
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.250		10/01/2029	506,630
3,100,000	V.I. Tobacco Settlement Financing Corp.	10.182	[4]	05/15/2035	263,159
1,100,000	V.I. Tobacco Settlement Financing Corp.	8.671	[4]	05/15/2035	123,750
2,050,000	V.I. Tobacco Settlement Financing Corp.	9.174	[4]	05/15/2035	216,911

					143,693,161
Total Investments, at Value (Cost $639,433,915)—109.4%					571,494,311
Liabilities in Excess of Other Assets—(9.4)					(49,172,661)

Net Assets—100.0%					$522,321,650

7 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2013. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
6.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

AHS	Adventist Health System
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
HFC	Housing Finance Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
LIFERS	Long Inverse Floating Exempt Receipts
MSU	Montclair State University
NY/NJ	New York/New Jersey
ROLs	Reset Option Longs
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

8 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has changed its name to Oppenheimer Rochester New Jersey Municipal Fund from Oppenheimer New Jersey Municipal Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the

9 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the

10 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $23,485,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2013, municipal bond holdings with a value of $72,540,394 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $46,740,000 in short-term floating rate securities issued and outstanding at that date.

11 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

At October 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,135,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	8.504%	10/1/27	$2,079,874
1,465,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	9.263	10/1/37	1,468,516
3,580,000	Port Authority NY/NJ ROLs[3]	18.372	10/15/41	3,759,645
2,625,000	Port Authority NY/NJ, 3205th Series	17.738	10/1/30	2,910,495
5,750,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	9.520	8/1/57	4,169,555
7,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	10.790	8/1/57	5,993,400
1,000,000	Rutgers State University NJ LIFERS	18.149	5/1/38	1,255,000
1,585,000	Rutgers State University NJ LIFERS	18.121	5/1/29	2,276,551
1,345,000	Rutgers State University NJ LIFERS	18.149	5/1/30	1,887,358

				$25,800,394

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $46,740,000 as of October 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the

12 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$438,474
Sold securities	1,287,083

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2013 is as follows:

Cost	$2,113,609
Market Value	$22,417
Market Value as a % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of

13 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price

14 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

15 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$427,778,733	$22,417	$427,801,150
U.S. Possessions	—	143,693,161	—	143,693,161

Total Assets	$—	$571,471,894	$22,417	$571,494,311

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$591,676,628 [1]

Gross unrealized appreciation	$10,232,640
Gross unrealized depreciation	(78,769,849)

Net unrealized depreciation	$(68,537,209)

1.	The Federal tax cost of securities does not include cost of $48,354,892, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

16 OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—117.7%
Pennsylvania—86.7%
$2,795,000	Allegheny County, PA GO1	5.000%	12/01/2029	$2,957,976
25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2029	24,632
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,012
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.125	04/01/2035	2,565,265
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	172,018
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	38,199
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,179,079
1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,396,394
1,000,000	Allegheny County, PA HEBA (Chatham University)	5.000	09/01/2035	966,410
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	15,697
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,019,940
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,552,000
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,610,434
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,247,480
10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000	12/01/2028	8,713
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,225,656
1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	1,044,710
1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)	6.000	07/15/2038	1,275,105
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,163,456
1,045,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	939,800
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	1,006,270
425,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	431,120
23,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	23,126,325
550,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	558,640
175,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[2]	6.875	11/01/2017	175,040
50,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1,2]	7.000	11/01/2017	50,016
1,690,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,713,457

1 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (continued)
$65,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)[1]	4.250%	01/15/2017	$67,389
1,320,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,348,565
1,690,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,731,827
3,000,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2035	2,785,440
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[3]	5.500	11/01/2031	14,372,670
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	1,937,162
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	989,460
2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,262,100
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,816,795
955,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	989,160
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	2,992,836
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,279,820
1,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,079,490
30,000	Charleroi, PA Area School Authority[1]	6.000	10/01/2017	30,143
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[3]	5.000	02/01/2041	24,177,143
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2035	917,940
1,250,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2045	1,099,000
1,515,000	Chester County, PA IDA (Westtown School)[1]	5.000	01/01/2032	1,571,449
1,000,000	Clairton, PA Municipal Authority	5.000	12/01/2037	968,660
1,000,000	Clairton, PA Municipal Authority	5.000	12/01/2042	958,570
3,450,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)[1]	6.000	01/01/2040	3,456,693
3,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	3,300,300
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	1,009,250
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	1,025,670
950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	967,328
6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,608,170
5,900,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2031	5,310,354
2,500,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2026	2,405,550
3,965,000	Delaware County, PA Authority (Eastern University)	5.250	10/01/2032	3,790,818

2 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (continued)
$6,385,000	Delaware County, PA Authority (Eastern University)	5.000%		10/01/2027	$6,228,504
120,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)[1]	5.375		11/15/2023	120,523
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000		10/01/2030	289,778
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000		10/01/2025	1,233,045
1,050,000	Delaware County, PA Authority (Neumann College)[1]	6.250		10/01/2038	1,037,526
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125		10/01/2034	1,031,430
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2025	1,194,022
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250		10/01/2031	1,278,287
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[3]	5.000		11/01/2038	18,848,270
4,275,000	Delaware County, PA IDA (Naamans Creek)[1]	7.000		12/01/2036	4,339,894
3,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000		07/01/2045	2,913,592
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000		07/01/2035	1,165,350
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000		07/01/2030	963,780
4,000,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000		07/01/2027	4,117,200
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)	5.000		05/01/2038	7,421,736
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375		05/01/2030	1,033,470
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,623,995
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	3,031,680
1,055,000	Erie-Western PA Port Authority[1]	5.125		06/15/2016	1,080,257
3,795,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	3,935,643
6,575,000	Harrisburg, PA Authority[1]	5.000		07/15/2021	6,579,274
115,000	Harrisburg, PA Authority[1]	5.000		07/15/2023	107,748
550,000	Harrisburg, PA Authority[1]	5.000		07/15/2024	519,711
150,000	Harrisburg, PA GO	25.388	[4]	03/15/2015	137,121
10,000	Harrisburg, PA GO	21.959	[4]	09/15/2015	8,847
210,000	Harrisburg, PA GO	25.584	[4]	03/15/2015	191,969
25,000	Harrisburg, PA GO	48.800	[4]	03/15/2014	24,405
50,000	Harrisburg, PA GO	18.084	[4]	09/15/2016	41,320
40,000	Harrisburg, PA GO	19.640	[4]	03/15/2016	34,172
70,000	Harrisburg, PA GO	21.823	[4]	09/15/2015	61,931
5,055,000	Harrisburg, PA Water System[1]	5.000		07/15/2020	5,065,211
335,000	Harrisburg, PA Water System[1]	5.000		07/15/2023	329,044

3 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (continued)
$6,695,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1]	6.000%	12/01/2037	$6,536,128
360,000	Jeanette, PA GO1	5.000	04/01/2018	361,066
2,100,000	Lackawanna County, PA GO1	6.000	09/15/2032	2,246,328
1,825,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	5.000	04/01/2033	1,642,390
13,040,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1]	5.625	11/15/2037	11,286,120
1,785,000	Lehigh County, PA Authority Water & Sewer	5.125	12/01/2047	1,794,050
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[7]	6.000	11/01/2023	396,110
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[7]	6.000	11/01/2018	2,949,219
2,000,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	1,300,200
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	2,340,360
4,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2030	4,677,910
150,000	Luzerne County, PA Flood Protection Authority[1]	5.000	01/15/2018	150,328
10,000	Luzerne County, PA Flood Protection Authority[1]	5.000	01/15/2023	10,006
5,000,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	5,014,500
105,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.100	09/01/2034	105,018
10,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.100	09/01/2034	10,002
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[3]	5.100	09/01/2034	22,503,825
1,400,000	Lycoming County, PA Authority (Lycoming College)	5.250	11/01/2038	1,420,678
3,720,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2032	3,805,300
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.250	10/01/2030	2,275,514
11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125	07/01/2030	10,569,710
1,390,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	1,410,058
1,000,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	1,003,090
595,000	Millcreek, PA Richland Joint Authority[1]	5.250	08/01/2022	628,689
855,000	Millcreek, PA Richland Joint Authority[1]	5.375	08/01/2027	869,715
15,000	Montgomery County, PA	5.000	09/15/2021	15,060
285,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	286,117
385,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	385,054
785,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)	5.250	10/01/2023	788,368
21,000,000	Montgomery County, PA IDA[3]	5.375	08/01/2038	22,183,140
1,500,000	Montgomery County, PA IDA[1]	5.375	08/01/2038	1,584,510

4 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (continued)
$300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500%	12/01/2025	$333,714
430,000	Montgomery County, PA IDA (Wordsworth Academy)[1]	7.750	09/01/2014	431,324
3,840,000	Montgomery County, PA IDA (Wordsworth Academy)[1]	8.000	09/01/2024	3,825,638
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000	07/01/2031	2,928,497
2,000,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000	07/01/2027	2,128,580
1,275,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000	07/01/2032	1,146,097
1,500,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000	07/01/2027	1,418,835
1,000,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000	07/01/2036	876,890
16,526,610	Northampton County, PA IDA (Northampton Generating)[1,9]	5.000	12/31/2023	13,888,798
214,000	Northampton County, PA IDA (Northampton Generating)	5.000	12/31/2023	2
5,385,000	Northeastern, PA Hospital & Education Authority (Wilkes University)	5.250	03/01/2042	5,118,389
3,425,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	2,428,085
1,620,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	1,120,311
1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	805,687
16,000,000	PA Commonwealth Financing Authority[3]	5.000	06/01/2032	16,404,960
1,550,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	1,589,230
10,110,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	11,014,845
39,737,908	PA EDFA (Bionol Clearfield)[5]	8.500	07/01/2015	3,937,629
885,000	PA EDFA (DGABC/DGABF/DGABEI Obligated Group)	5.625	12/01/2015	887,266
35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	32,471
485,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	475,804
17,500,000	PA EDFA (Forum)	5.000	03/01/2034	18,027,800
3,000,000	PA EDFA (Forum)	5.000	03/01/2029	3,177,930
14,700,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	14,329,854
5,000,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	4,931,300
3,000,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	2,934,120
50,000	PA EDFA (Philadelphia Biosolids Facility)[1]	5.000	01/01/2015	50,704
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,004,380
2,950,000	PA EDFA (US Airways Group)[1]	8.000	05/01/2029	3,290,577
60,000	PA EDFA (York Water Company)[1]	6.000	11/01/2038	60,047
30,000,000	PA Geisinger Authority Health System, Series A3	5.250	06/01/2039	30,800,700
10,000	PA GO	5.000	07/01/2014	10,041
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,023,176

5 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (continued)
$55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800%	09/01/2025	$55,068
2,130,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	2,135,815
195,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	195,378
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	92,909
1,000,000	PA HEFA (Clarion University Foundation)[1]	5.000	07/01/2028	957,800
1,300,000	PA HEFA (Clarion University Foundation)[1]	5.250	07/01/2018	1,300,572
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	220,134
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2042	477,322
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2027	1,236,335
10,000	PA HEFA (Drexel University College of Medicine)[1]	5.000	05/01/2037	10,043
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,442,495
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	2,996,550
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,091,508
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	8,776,170
6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,272,116
4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	4,015,840
200,000	PA HEFA (Frontier II)[1]	5.125	04/01/2033	182,484
1,300,000	PA HEFA (Gwynedd Mercy College)	5.375	05/01/2042	1,231,893
750,000	PA HEFA (Indiana University Foundation)	5.000	07/01/2041	714,870
2,000,000	PA HEFA (La Salle University)[1]	5.000	05/01/2037	1,925,100
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,501,041
50,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	50,197
250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	233,560
1,400,000	PA HEFA (Shippensburg University Student Services)	5.000	10/01/2035	1,316,504
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,151,260
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,401,520
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,293,898
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,781,115
100,000	PA HEFA (Student Association)[1]	6.750	09/01/2023	100,044
4,615,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750	08/15/2041	4,899,838
3,050,000	PA HEFA (University of the Arts)[1]	5.625	03/15/2025	3,050,336
60,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	60,058
1,685,000	PA HEFA (University of the Arts)[1]	5.750	03/15/2030	1,642,184
1,000,000	PA HEFA (Ursinus College)	5.000	01/01/2029	1,042,120
100,000	PA HEFA (Widener University)	5.250	07/15/2024	100,157
650,000	PA HEFA (Widener University)[1]	5.000	07/15/2026	659,301
340,000	PA HEFA (Widener University)	5.375	07/15/2029	340,547
1,130,000	PA HEFA (Widener University)	5.400	07/15/2036	1,131,819
15,825,000	PA HFA (Single Family Mtg.), Series 96A3	4.700	10/01/2037	15,170,987

6 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (continued)
$5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000%		10/01/2031	$5,036,750
4,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2028	4,170,000
3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2027	3,687,810
1,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2024	1,646,145
7,540,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2032	7,606,729
2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	2,283,885
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2029	3,093,420
1,400,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2023	1,418,088
1,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2020	1,299,775
3,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2026	3,285,863
2,310,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2028	2,313,303
900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	903,609
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[3]	6.000		06/01/2029	27,264,358
50,000	PA Turnpike Commission	5.000		12/01/2024	50,204
10,000,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2038	8,799,100
4,000,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2034	3,765,680
15,775,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2034	14,539,975
18,000,000	PA Turnpike Commission (Motor License)[3]	5.000		12/01/2040	18,408,600
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	1,970,937
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,041,820
5,000,000	Philadelphia, PA Airport, Series D1	5.250		06/15/2028	5,203,700
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	2,184,125
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[7]	5.600		11/15/2028	353,700
1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[7]	5.500		11/15/2018	517,500
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Cathederal Village.)	5.000		04/01/2039	1,786,100
185,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	187,039
30,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	30,343

7 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (continued)
$450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	5.875%	04/01/2032	$440,811
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	6.250	04/01/2042	496,680
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750	11/15/2030	1,002,260
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375	11/15/2040	513,070
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	3,897,080
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	2,064,215
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.625	12/15/2041	1,032,330
2,115,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.150	12/15/2036	2,132,724
1,500,000	Philadelphia, PA Authority for Industrial Devel. (New Foundation Charter School)	6.625	12/15/2041	1,522,125
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,646,183
550,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.000	01/01/2015	537,944
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125	01/01/2021	1,333,346
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	7.000	06/15/2043	3,025,481
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.750	06/15/2033	1,977,320
2,105,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	2,106,768
710,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	724,477
1,860,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,861,562
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,762,100
1,745,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	1,746,466
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	6,935,266
1,210,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,234,164
10,000,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2036	8,723,300
5,000,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2042	4,240,500
7,420,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	5.500	07/01/2026	6,879,082
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	250,808
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,089,640

8 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (continued)
$50,000	Philadelphia, PA Parking Authority	5.125%	02/15/2018	$50,202
10,000	Philadelphia, PA Parking Authority, Series A1	5.000	02/15/2015	10,039
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,054
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.500	07/01/2035	4,864
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	1,003,840
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2028	1,500,795
130,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	131,920
25,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)[1]	5.000	04/15/2027	25,396
2,580,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,582,167
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,101,927
25,000	Philadelphia, PA Redevel. Authority (Philadelphia Corp. for Aging)[1]	5.250	07/01/2031	24,998
2,645,000	Philadelphia, PA Redevel. Authority (Transformation Initiative)	5.000	04/15/2026	2,823,617
3,385,000	Philadelphia, PA School District[1]	6.000	09/01/2038	3,638,096
2,880,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,954,390
4,170,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)	5.625	07/01/2024	4,085,432
5,830,000	Reading, PA GO1	5.625	11/15/2020	5,999,945
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	2,929,074
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	902,295
55,000	Schuylkill County, PA IDA (Ascension Health Credit Group)[1]	5.000	11/01/2028	55,141
15,000	Schuylkill County, PA IDA (Ascension Health Credit Group)[1]	5.000	11/01/2019	15,052
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)[1]	5.000	11/01/2028	10,026
6,500,000	Scranton, PA Parking Authority[1]	5.250	06/01/2039	5,058,625
1,000,000	Scranton, PA Sewer Authority[1]	5.500	12/01/2035	1,051,870
2,265,000	Scranton-Lackawanna, PA Health & Welfare Authority (University of Scranton)[1]	5.000	11/01/2037	2,312,112
445,000	Sharon, PA Regional Health System Authority (SRPS/SRHS Obligated Group)[1]	5.000	12/01/2028	436,438
170,000	Sharon, PA Regional Health System Authority (SRPS/SRHS Obligated Group)	5.000	12/01/2018	170,267
2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)[1]	5.500	07/01/2029	2,061,100
800,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.000	07/01/2028	800,008
540,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.250	07/01/2026	540,243

9 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (continued)
$25,000	South Fork, PA Municipal Authority (Windber Hospital/Conemaugh Valley Memorial Hospital Obligated Group)[1]	5.000%		07/01/2018	$25,052
4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500		01/01/2038	4,634,110
3,100,000	Susquehanna, PA Area Regional Airport Authority	5.000		01/01/2027	3,133,883
7,500,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450	[6]	07/01/2035	7,177,875
550,000	Washington, PA Township Municipal Authority[1]	5.875		12/15/2023	582,681
1,285,000	Westmoreland County, PA IDA (Redstone Retirement Community)[1]	5.875		01/01/2032	1,259,596
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	5,080,400
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	9,523,100
2,000,000	York, PA GO1	7.250		11/15/2041	2,174,140

					837,936,493
U.S. Possessions—31.0%
2,000,000	Guam GO1	7.000		11/15/2039	2,111,380
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	750,092
185,000	Guam Power Authority, Series A	5.000		10/01/2023	212,312
1,100,000	Guam Power Authority, Series A1	5.500		10/01/2040	1,107,480
235,000	Guam Power Authority, Series A	5.000		10/01/2024	262,840
420,000	Guam Power Authority, Series A	5.000		10/01/2030	427,237
3,485,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	2,986,889
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	8.176	[4]	06/01/2057	651,998
1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,148,595
605,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	586,947
940,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	821,269
1,120,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,003,061
1,520,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,063,650
2,340,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	1,884,589
810,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	590,968
4,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	3,682,755
830,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	638,727
500,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	390,905
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2037	3,680,200
429,890,000	Puerto Rico Children’s Trust Fund (TASC)	6.572	[4]	05/15/2050	25,342,015
52,750,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	44,028,315
136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.339	[4]	05/15/2055	3,367,360
69,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	62,209,003

10 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (continued)
$1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	8.533%[4]		05/15/2057	$23,094,070
9,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	6,910,650
3,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	2,244,270
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2020	1,615,540
7,360,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	5,378,762
5,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	3,822,150
15,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	13,460
270,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	217,256
2,500,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	1,848,850
3,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2028	2,233,290
3,325,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2042	2,356,561
1,435,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	1,105,194
5,540,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	4,180,927
1,510,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	1,152,930
3,505,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	2,579,890
1,760,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	1,307,997
6,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2025	5,100,300
775,000	Puerto Rico Electric Power Authority, Series XX1	5.250		07/01/2040	569,455
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	754,800
10,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	6,879
325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	239,847
700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	475,685
1,750,000	Puerto Rico Infrastructure	6.681	[4]	07/01/2043	159,933
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	845,768
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	875,325
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	158,578
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	131,287
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	93,388
515,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750		06/01/2019	429,206
2,070,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	1,596,405
1,265,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2019	1,094,389
3,000,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	2,159,880
1,500,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,208,835
3,000,000	Puerto Rico Public Buildings Authority[1]	5.750	[6]	07/01/2034	2,763,750
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	840,000
1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	739,093
5,725,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	4,131,675
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	6,051,786
950,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2042	766,565
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	8.644	[4]	08/01/2034	6,095,100
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	4,546,150
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,758,290
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750		08/01/2057	20,538,135
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[4]	08/01/2038	2,691,981

11 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (continued)
$5,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000%		08/01/2039	$4,788,520
2,000,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000		10/01/2032	1,968,623
17,450,000	V.I. Tobacco Settlement Financing Corp.	8.338	[4]	05/15/2035	2,130,820
7,000,000	V.I. Tobacco Settlement Financing Corp.	10.183	[4]	05/15/2035	594,230
4,150,000	V.I. Tobacco Settlement Financing Corp.	9.176	[4]	05/15/2035	439,112
2,195,000	V.I. Tobacco Settlement Financing Corp.	8.673	[4]	05/15/2035	246,938
30,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	29,424
2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	2,107,806
435,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	382,800

					299,521,142

Total Investments, at Value (Cost $1,272,423,178)—117.7%					1,137,457,635

Liabilities in Excess of Other Assets—(17.7)					(171,086,569)

Net Assets—100.0%					$966,371,066

12 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2013. See accompanying Notes.
3.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9.	Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
DCMH	Delaware County Memorial Hospital
DGABC	Dr. Gertrude A. Barber Center
DGABEI	Dr. Gertrude A. Barber Educational Institute
DGABF	Dr. Gertrude A. Barber Foundation
DOCNHS	Daughters of Charity National Health System
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing

13 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

GO	General Obligation
GPA	General Purpose Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PPAM	Philadelphia Presbytery Apartments of Morrisville
RITES	Residual Interest Tax Exempt Security
ROLs	Reset Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SRHS	Sharon Regional Health System
SRPS	Sharon Regional Physicians Services
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

14 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has changed its name to Oppenheimer Rochester Pennsylvania Municipal Fund from Oppenheimer Pennsylvania Municipal Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

15 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more

16 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a

17 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $78,785,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2013, municipal bond holdings with a value of $230,672,788 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $151,495,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,250,000	Berks County, PA Municipal Authority ROLs	20.106%	11/1/31	$4,622,670
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	13.665	2/1/41	8,242,143
6,240,000	Delaware County, PA IDA ROLs[3]	13.668	11/1/38	6,383,271
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	13.963	9/1/34	7,503,825
7,000,000	Montgomery County, PA IDA RITES	15.087	8/1/38	8,183,140
8,000,000	PA Commonwealth Financing Authority DRIVERS	9.323	6/1/32	8,404,960
7,500,000	PA Geisinger Authority Health System DRIVERS	18.889	6/1/39	8,300,700
6,035,000	PA HFA (Single Family Mtg.) ROLs[3]	12.737	10/1/37	5,380,987
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs	22.16	6/1/29	8,804,358
9,000,000	PA Turnpike Commission ROLs[3]	8.969	12/1/40	9,408,600
5,535,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.720	8/1/57	3,943,134

				$79,177,788

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

18 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $151,495,000 as of October 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

19 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

As of October 31, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$150,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2013 is as follows:

Cost	$39,737,908
Market Value	$3,937,629
Market Value as a % of Net Assets	0.41%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

20 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

21 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

22 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$837,936,493	$—	$837,936,493
U.S. Possessions	—	299,521,142	—	299,521,142

Total Assets	$—	$1,137,457,635	$—	$1,137,457,635

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

23 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Federal Taxes (Continued)

Federal tax cost of securities	$1,124,177,305 [1]

Gross unrealized appreciation	$34,866,724
Gross unrealized depreciation	(172,345,671)

Net unrealized depreciation	$(137,478,947)

1.	The Federal tax cost of securities does not include cost of $150,759,277, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

24 OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—114.4%
Alabama—0.1%
$6,880,000	AL Space Science Exhibit Finance Authority	6.000%		10/01/2025	$6,055,982
1,810,000	Andalusia-Opp, AL Airport Authority[1]	5.000		08/01/2026	1,651,643
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[2]	8.250		01/01/2031	1,220,780
10,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.000		05/01/2025	10,001

					8,938,406
Alaska—0.2%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.120		08/01/2031	765,067
40,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000		01/01/2014	40,158
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	787,710
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	238,700
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	7.415	[3]	06/01/2046	858,039
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	7.718	[3]	06/01/2046	570,730
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750		10/01/2041	10,981,453

					14,241,857
Arizona—2.3%
7,680,000	AZ Health Facilities Authority (Catholic Healthcare West)[1]	5.250		03/01/2039	7,812,634
4,519,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,462,377
7,948,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[2]	6.375		01/01/2028	6,955,215
4,275,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[4]	8.500		01/01/2028	1,890,063
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200		07/15/2032	500,435
335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125		07/15/2027	338,883
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900		07/15/2022	1,045,460
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	309,032
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	811,555
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	874,611

1    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (continued)
$1,247,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375%	07/01/2022	$1,212,570
4,086,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750	07/01/2032	3,605,364
759,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000	07/01/2017	777,702
1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	993,150
13,680,000	La Paz County, AZ IDA (Imperial Regional Detention Facility)	7.800	10/01/2039	13,618,303
3,000,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	3,000,510
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	840,565
3,545,000	Maricopa County, AZ IDA (Sun King Apartments)	9.500	11/01/2031	2,781,868
235,000	Maricopa County, AZ IDA (Sun King Apartments)[6]	6.750	11/01/2018	229,475
2,345,000	Maricopa County, AZ IDA (Sun King Apartments)	6.750	05/01/2031	1,995,407
424,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	385,458
848,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	698,693
349,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	317,276
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	965,081
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	295,624
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	387,509
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	3,274,640
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	7,410,600
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,531,332
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,045,519
1,445,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,422,603
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,182,300
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,336,882
12,400,000	Pima County, AZ IDA (Metro Police Facility)[7]	5.375	07/01/2039	12,770,884
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	3,176,580

2    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (continued)
$5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500%	04/01/2041	$5,754,238
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,394,730
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2022	253,325
550,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	525,767
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,421,744
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,613,903
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.600	12/01/2022	2,219,762
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750	12/01/2032	11,058,597
9,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550	12/01/2037	9,023,220
1,115,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	1,033,070
1,089,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	766,057
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	1,298,175
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	208,926
125,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	125,198
1,000,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	884,220
695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000	12/01/2032	694,958
600,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250	12/01/2046	600,816
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250	12/01/2042	1,555,255
370,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.000	01/01/2039	376,297
4,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350	07/15/2031	3,378,560
1,800,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2027	1,850,454
675,000	Verrado, AZ Community Facilities District No. 1	5.700	07/15/2029	666,671
610,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2033	605,754

				139,565,857

3    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Arkansas—0.1%
$7,135,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250%		02/01/2038	$3,831,566

California—16.2%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	2,602,050
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625		01/01/2040	769,845
4,070,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	4,137,318
1,095,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2030	1,118,247
380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2028	391,320
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750		05/01/2034	95,040
230,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200		05/01/2031	229,998
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375		09/01/2039	5,646,795
127,310,000	CA County Tobacco Securitization Agency	6.493	[3]	06/01/2046	3,779,834
246,760,000	CA County Tobacco Securitization Agency	7.478	[3]	06/01/2055	1,584,199
107,400,000	CA County Tobacco Securitization Agency	6.620	[3]	06/01/2050	1,888,092
9,160,000	CA County Tobacco Securitization Agency	10.178	[3]	06/01/2033	1,999,353
215,100,000	CA County Tobacco Securitization Agency	8.219	[3]	06/01/2055	2,159,604
33,920,000	CA County Tobacco Securitization Agency	8.124	[3]	06/01/2046	902,611
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	4,768,100
57,000,000	CA County Tobacco Securitization Agency (TASC)	7.798	[3]	06/01/2046	2,539,350
58,530,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	43,262,927
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	12,252,150
1,500,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	1,449,360
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	6,866,914
36,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650		06/01/2041	26,953,920
4,625,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	4,295,052
520,920,000	CA County Tobacco Securitization Agency (TASC)	6.560	[3]	06/01/2050	26,082,464

4    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$255,000	CA County Tobacco Securitization Agency (TASC)	5.250%		06/01/2045	$191,309
15,015,000	CA County Tobacco Securitization Agency (TASC)[1]	1.456		06/01/2036	12,571,759
10,000,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	8,932,900
2,630,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	2,453,501
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	9,886,390
3,985,000	CA GO7	5.050		12/01/2036	3,963,226
39,315,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750		06/01/2047	30,332,309
13,080,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125		06/01/2047	9,167,380
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[7]	5.750		06/01/2047	103,163,759
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	7,450,400
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	4,800,800
22,400,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2033	17,267,040
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[7]	5.750		07/01/2039	33,867,803
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[7]	5.000		11/15/2042	11,027,401
7,950,000	CA HFA	0.350	[5]	08/01/2037	7,950,000
700,000	CA Independent Cities Finance Authority (Augusta Communities Mobile Home Park)	5.000		05/15/2047	649,971
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	1,885,261
10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[7]	5.000		05/15/2040	10,229,100
3,100,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	6.000		10/01/2046	3,034,497
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	880,177
600,000	CA Municipal Finance Authority Charter School (Partnerships to Uplift Community)[1]	5.300		08/01/2047	512,754
525,000	CA Public Works[1,6]	6.625		11/01/2034	527,777
1,000,000	CA Public Works[1]	6.000		03/01/2035	1,137,690
13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.325	[3]	06/01/2047	839,606
160,600,000	CA Silicon Valley Tobacco Securitization Authority	9.115	[3]	06/01/2056	1,610,818

5    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$25,800,000	CA Silicon Valley Tobacco Securitization Authority	9.623	[3]%	06/01/2041	$2,830,002
82,250,000	CA Silicon Valley Tobacco Securitization Authority	9.439	[3]	06/01/2056	297,745
70,785,000	CA Silicon Valley Tobacco Securitization Authority	9.534	[3]	06/01/2036	12,078,752
1,145,000	CA Statewide CDA (Albert Einstein Academy)[1]	6.000		11/01/2032	1,023,481
1,730,000	CA Statewide CDA (Albert Einstein Academy)[1]	6.250		11/01/2042	1,519,753
10,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	10,034
2,019,578	CA Statewide CDA (Microgy Holdings)[2]	9.000		12/01/2038	17,530
1,500,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	1,499,985
1,000,000	CA Statewide CDA (Terraces at San Joaquin Gardens)	6.000		10/01/2047	997,870
2,250,000	CA Statewide CDA (Terraces at San Joaquin Gardens)	6.000		10/01/2042	2,252,947
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.600		09/01/2020	206,446
555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.001	[3]	06/01/2055	4,442,400
260,000,000	CA Statewide Financing Authority Tobacco Settlement	9.247	[3]	06/01/2055	1,669,200
915,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	832,540
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	90,988
4,500,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	4,202,685
200,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875		09/01/2031	176,550
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700		09/01/2020	42,613
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	2,637,125
10,465,000	Cerritos, CA Community College District[7]	5.250		08/01/2033	11,328,787
165,000	Chino, CA Community Facilities District Special Tax[1]	5.000		09/01/2026	158,344
890,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2023	899,211
5,855,000	Compton, CA Public Finance Authority[1]	5.250		09/01/2027	4,533,936
11,255,000	Compton, CA Public Finance Authority[1]	5.000		09/01/2022	9,414,920
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,483,589

6    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1[1]	6.625%		09/01/2040	$845,756
100,000	Fort Bragg, CA Redevel. Agency Tax Allocation[1]	5.300		05/01/2024	100,592
8,750,000	Hercules, CA Redevel. Agency Tax Allocation[1]	5.000		08/01/2035	6,008,450
200,000	Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)[1]	5.000		12/01/2036	164,894
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.929	[3]	06/01/2047	3,213,600
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[3]	06/01/2057	3,687,413
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	9.083	[3]	06/01/2057	8,520,000
310,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	318,348
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	360,629
400,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	412,532
500,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	510,895
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	358,424
1,300,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,307,787
3,250,000	Los Alamitos, CA Unified School District COP	0.000	[12]	08/01/2042	1,771,023
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,624,854
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[7]	5.375		05/15/2030	34,686,201
5,000,000	Los Angeles, CA Dept. of Water & Power[7]	5.000		07/01/2034	5,223,900
90,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700		06/20/2028	90,029
2,500,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)	8.750		10/01/2014	2,484,725
6,020,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125		12/01/2024	6,096,153
19,050,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.500		12/01/2024	19,290,983
54,085,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.500		12/01/2024	54,769,175
11,155,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	11,090,859
26,875,000	Los Angeles, CA Unified School District[7]	5.000		07/01/2030	28,117,384
200,000	Maywood, CA Public Financing Authority[1]	7.000		09/01/2038	180,312
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	7.828	[3]	06/01/2045	2,767,164
1,500,000	Northern CA Tobacco Securitization Authority (TASC)	4.750		06/01/2023	1,397,925

7    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (continued)
$20,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375%		06/01/2038	$15,573,200
5,915,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	4,631,741
14,440,000	Paramount, CA Unified School District[1]	0.000	[12]	08/01/2045	8,418,231
15,435,000	Peralta, CA Community College District[7]	5.000		08/01/2035	15,787,958
10,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	10,092
21,711,000	River Rock, CA Entertainment Authority	8.000		11/01/2018	19,749,194
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	1,961,418
2,000,000	Riverside County, CA Transportation Commission	5.750		06/01/2048	1,993,300
1,750,000	Sacramento County, CA COP[1]	5.750		02/01/2030	1,838,708
325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2034	325,247
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	2,308,500
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	1,068,560
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	845,640
5,000,000	San Joaquin Hills, CA Transportation Corridor	6.645	[3]	01/15/2031	1,702,700
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	6,450,900
78,990,000	Silicon Valley CA Tobacco Securitization Authority	9.164	[3]	06/01/2047	4,910,808
143,080,000	Southern CA Tobacco Securitization Authority	8.646	[3]	06/01/2046	2,526,793
28,690,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	20,911,854
195,570,000	Southern CA Tobacco Securitization Authority	7.725	[3]	06/01/2046	4,339,698
41,325,000	Southern CA Tobacco Securitization Authority	7.791	[3]	06/01/2046	787,655
1,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	749,640
1,655,000	Stockton, CA Public Financing Authority, Series A	5.250		09/01/2031	1,211,328
17,145,000	Stockton, CA Unified School District	6.154	[3]	08/01/2043	2,871,616
14,735,000	Stockton, CA Unified School District	6.168	[3]	08/01/2041	2,799,945
10,360,000	Stockton, CA Unified School District	5.921	[3]	08/01/2048	1,262,573
6,245,000	Stockton, CA Unified School District	6.252	[3]	08/01/2037	1,542,515
12,115,000	Stockton, CA Unified School District	6.180	[3]	08/01/2038	2,790,933
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875		06/01/2035	1,345,773
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000		06/01/2045	1,433,750

8    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (continued)
$4,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250%	09/01/2042	$3,719,680
4,615,000	Tustin, CA Community Facilities District Special Tax (Legacy/ Columbus)[1]	6.000	09/01/2036	4,652,197
15,000,000	University of California	5.000	05/15/2038	15,959,250
200,000	Upland, CA Community Facilities District (San Antonio)[1]	6.100	09/01/2034	200,830
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	3,946,215
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000	09/01/2040	6,957,160
4,755,000	Western Placer, CA Unified School District[1]	5.750	08/01/2049	4,928,985
75,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2028	71,663

				872,741,861
Colorado—4.0%
1,750,000	Arkansas River, CO Power Authority[1]	6.125	10/01/2040	1,795,937
960,000	CO Andonea Metropolitan District No. 2[4]	6.125	12/01/2025	605,501
2,380,000	CO Andonea Metropolitan District No. 3[4]	6.250	12/01/2035	1,470,435
14,000,000	CO Arista Metropolitan District	9.250	12/01/2037	7,271,180
5,000,000	CO Arista Metropolitan District	6.750	12/01/2035	4,315,050
3,000,000	CO Beacon Point Metropolitan District[1]	6.125	12/01/2025	2,911,500
3,500,000	CO Beacon Point Metropolitan District[1]	6.250	12/01/2035	3,296,510
5,420,000	CO Central Marksheffel Metropolitan District	7.250	12/01/2029	5,338,808
1,000,000	CO Confluence Metropolitan District	5.400	12/01/2027	766,490
1,000,000	CO Copperleaf Metropolitan District No. 2	5.850	12/01/2026	807,280
1,850,000	CO Copperleaf Metropolitan District No. 2	5.950	12/01/2036	1,370,184
1,025,000	CO Country Club Highlands Metropolitan District[2]	7.250	12/01/2037	390,033
1,500,000	CO Crystal Crossing Metropolitan District[4]	6.000	12/01/2036	826,665
1,262,000	CO Elbert and Highway 86 Metropolitan District	5.750	12/01/2036	863,258
4,475,000	CO Elbert and Highway 86 Metropolitan District[4]	7.500	12/01/2032	1,988,242
2,345,000	CO Elkhorn Ranch Metropolitan District	6.375	12/01/2035	1,940,183
640,000	CO Fallbrook Metropolitan District[1]	5.625	12/01/2026	586,368
1,800,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	1,805,634
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[6]	5.000	01/01/2044	14,238,501
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300	07/01/2037	832,889
2,908,000	CO Heritage Todd Creek Metropolitan District[1]	5.500	12/01/2037	2,090,852

9    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (continued)
$5,080,000	CO High Plains Metropolitan District[4]	6.125%		12/01/2025	$3,319,882
10,875,000	CO High Plains Metropolitan District[4]	6.250		12/01/2035	6,520,976
485,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	363,124
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	500,380
1,700,000	CO Huntington Trails Metropolitan District[1]	8.250		12/01/2037	1,618,264
2,500,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	1,941,900
1,105,000	CO Liberty Ranch Metropolitan District[4]	6.250		12/01/2036	872,795
1,875,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	1,273,088
2,800,000	CO Mountain Shadows Metropolitan District[4]	5.625		12/01/2037	2,044,924
1,590,000	CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS Loveland/American International Obligated Group)[1,6]	6.000	[5]	11/01/2033	1,571,540
3,000,000	CO Murphy Creek Metropolitan District No. 3[4]	6.000		12/01/2026	1,476,840
10,060,000	CO Murphy Creek Metropolitan District No. 3[4]	6.125		12/01/2035	4,901,031
2,275,000	CO Neu Towne Metropolitan District[4]	7.250		12/01/2034	605,332
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	900,240
1,290,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,278,842
4,500,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	4,157,955
7,855,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	6,886,636
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	16.015	[3]	12/15/2017	5,281,673
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,218,560
320,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	285,565
960,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	847,498
1,250,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	1,115,725
750,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	730,418
2,253,000	CO Regency Metropolitan District[4]	5.750		12/01/2036	1,711,311
6,250,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2034	6,511,500
1,750,000	CO Serenity Ridge Metropolitan District No. 2[4]	7.500		12/01/2034	842,188
500,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	322,060
1,720,000	CO Sorrell Ranch Metropolitan District[2]	6.750		12/15/2036	958,143
5,093,000	CO Sorrell Ranch Metropolitan District	5.750		12/01/2036	4,599,386
1,299,000	CO Stoneridge Metropolitan District[1]	5.625		12/01/2036	1,029,938
8,000,000	CO Talon Pointe Metropolitan District[2]	8.000		12/01/2039	7,736,320

10    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (continued)
$655,000	CO Todd Creek Farms Metropolitan District No. 1[2]	6.125%		12/01/2019	$320,426
695,000	CO Traditions Metropolitan District No. 2[1]	5.750		12/01/2036	608,445
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[12]	12/15/2037	4,158,208
2,500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	1,982,925
500,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	434,230
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	3,877,160
892,000	CO Wyndham Hill Metropolitan District[1]	6.375		12/01/2035	769,894
500,000	CO Wyndham Hill Metropolitan District[1]	6.250		12/01/2025	451,155
17,995,000	Colorado Springs, CO Urban Renewal (University Village Colorado)	7.000		12/01/2029	11,593,999
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.750		10/01/2032	33,826,144
52,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.250		10/01/2032	47,415,611
950,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.000		12/01/2030	968,686
1,700,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.375		12/01/2035	1,715,351
675,000	Eagle County, CO Airport Terminal Corp.[1]	5.250		05/01/2020	692,300
200,000	Harvest Junction, CO Metropolitan District	5.200		12/01/2032	184,084
500,000	Harvest Junction, CO Metropolitan District	5.000		12/01/2030	465,175
500,000	Harvest Junction, CO Metropolitan District	5.375		12/01/2037	445,870
750,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	772,043
295,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	263,665
685,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	604,670
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[12]	12/15/2041	7,717,976
5,577,763	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	4,676,341

					252,879,892
Connecticut—0.1%
470,000	Georgetown, CT Special Taxing District[2]	5.125		10/01/2036	180,485
9,996,083	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	6,901,696

					7,082,181
Delaware—0.1%
1,300,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	1,037,699
6,806,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	4,827,428

					5,865,127

11    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
District of Colombia—2.3%
$10,000,000	District of Columbia (Howard University)[1]	6.250%		10/01/2032	$10,817,600
25,610,000	District of Columbia (Howard University)[1]	6.500		10/01/2041	27,652,141
1,400,000	District of Columbia (Kipp Charter School)	6.000		07/01/2048	1,448,748
5,000,000	District of Columbia (National Public Radio)[7]	5.000		04/01/2035	5,154,650
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	3,238,816
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,041,600
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	32,842,420
50,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	50,248
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[3]	06/15/2055	6,087,350
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.891	[3]	06/15/2055	9,175,786
38,630,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)[1]	0.000	[12]	10/01/2044	29,407,860

					127,917,219
Florida—11.5%
300,000	Aberdeen, FL Community Devel. District[2]	5.500		11/01/2049	152,103
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2046	1,102,790
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2042	1,105,070
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2032	839,070
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)	5.875		11/15/2042	6,474,640
5,280,000	Amelia Concourse, FL Community Devel. District[2]	5.750		05/01/2038	2,015,270
155,000	Arborwood, FL Community Devel. District (Centex Homes)[1,6]	5.250		05/01/2016	148,981
13,820,000	Arlington Ridge, FL Community Devel. District[4]	5.500		05/01/2036	5,406,246
1,045,000	Avignon Villages, FL Community Devel. District[2]	5.300		05/01/2014	208,154

12    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$755,000	Avignon Villages, FL Community Devel. District[2]	5.400%	05/01/2037	$150,388
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	12,048,455
225,000	Bayshore, FL Hsg. Corp.[2]	8.000	12/01/2016	62,878
3,935,000	Baywinds, FL Community Devel. District[6]	7.020	05/01/2022	2,781,927
9,845,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	4,961,092
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000	10/01/2042	6,410,040
10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.375	05/01/2034	9,637,800
8,010,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1,6]	7.500	05/01/2034	7,822,005
3,715,000	Boynton Village, FL Community Devel. District Special Assessment	6.000	05/01/2038	2,996,036
305,000	Broward County, FL HFA (Single Family)	5.000	10/01/2039	305,860
125,000	Broward County, FL HFA (Stirling Apartments)[1]	5.750	04/01/2038	120,086
10,000	Broward County, FL HFA (Stirling Apartments)[1]	5.600	10/01/2018	10,007
5,845,000	Buckeye Park, FL Community Devel. District[2]	7.875	05/01/2038	2,569,520
740,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	537,839
25,480,000	CFM, FL Community Devel. District, Series A2	6.250	05/01/2035	10,807,087
8,695,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	5,166,569
26,530,000	Clearwater Cay, FL Community Devel. District[2]	5.500	05/01/2037	9,978,994
16,095,000	Concord Stations, FL Community Devel. District[1]	5.300	05/01/2035	13,122,575
3,230,000	Creekside, FL Community Devel. District[2]	5.200	05/01/2038	1,341,419
1,255,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	534,141
2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	1,116,124
8,900,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	6,389,310
45,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	44,593
75,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	75,197
1,300,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,267,955
7,745,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625	05/01/2039	3,831,684
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,775,022
2,315,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	2,116,327
900,000	East Homestead, FL Community Devel. District	5.000	11/01/2033	781,821

13    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$3,085,000	FL Capital Trust Agency (American Opportunity)[2]	5.750%	06/01/2023	$1,757,494
940,000	FL Capital Trust Agency (American Opportunity)[2]	7.250	06/01/2038	5,038
2,000,000	FL Capital Trust Agency (American Opportunity)[2]	5.875	06/01/2038	1,139,380
685,000	FL Capital Trust Agency (American Opportunity)[2]	8.250	06/01/2038	5,487
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[4]	8.260	07/15/2038	5,620,250
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[4]	7.000	07/15/2032	3,020,547
1,750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000	10/15/2040	1,754,672
2,220,000	FL Gateway Services Community Devel. District (Sun City Center)[1,6]	6.500	05/01/2033	2,256,608
20,000	FL HFA (Spinnaker Cove Apartments)[1]	6.500	07/01/2036	20,143
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	95,024
45,000	FL HFC (Grande Pointe Apartments)[1]	6.000	07/01/2038	45,635
4,820,000	FL HFC (Westchase Apartments)	6.610	07/01/2038	3,338,091
25,000	FL HFC (Westwood Apartments)[1]	5.400	02/01/2039	25,005
3,400,000	FL Lake Ashton II Community Devel. District[4]	5.375	05/01/2036	2,501,142
1,500,000	FL Parker Road Community Devel. District[2]	5.350	05/01/2015	720,870
1,415,000	FL Parker Road Community Devel. District[4]	5.600	05/01/2038	682,030
1,470,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	1,169,650
1,395,000	Forest Creek, FL Community Devel. District[1,6]	5.450	05/01/2036	1,296,067
2,468,132	Forest Creek, FL Community Devel. District[6,8]	5.450	05/01/2036	1,534,783
25,000	Forest Creek, FL Community Devel. District	7.000	11/01/2013	25,000
7,905,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[1]	7.375	03/01/2030	7,478,920
3,215,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	3,039,782
1,945,000	Harbor Bay, FL Community Devel. District[1]	6.750	05/01/2034	1,969,896
10,550,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	10,190,983
16,815,000	Heritage Harbour North, FL Community Devel. District[1]	6.375	05/01/2038	15,013,609
3,480,000	Heritage Plantation, FL Community Devel. District[4]	5.400	05/01/2037	1,357,548
1,910,000	Heritage Plantation, FL Community Devel. District[2]	5.100	11/01/2013	745,091

14    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$930,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500%	05/01/2036	$361,593
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[7]	5.250	11/15/2036	10,148,200
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[7]	5.125	11/15/2032	13,700,070
4,835,000	Highlands, FL Community Devel. District[2]	5.550	05/01/2036	3,418,538
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	2,005,980
6,035,000	Hillsborough County, FL IDA (Senior Care Group)	6.750	07/01/2029	3,258,296
6,900,000	Hillsborough County, FL IDA (Senior Care Group)	6.700	07/01/2021	3,725,310
10,930,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	5,303,782
1,070,000	Keys Cove, FL Community Devel. District[1]	5.875	05/01/2035	1,115,058
2,000,000	Lakeside Landings, FL Devel. District[2]	5.250	05/01/2049	870,800
1,425,000	Lakeside Landings, FL Devel. District[2]	5.500	05/01/2038	620,445
8,530,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	6,306,655
16,050,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1,6]	5.400	05/01/2037	12,475,023
4,030,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	2,836,717
900,000	Legends Bay, FL Community Devel. District[6]	5.500	05/01/2014	859,923
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	95,926
1,275,000	Liberty County, FL Revenue (Twin Oaks)[2]	8.250	07/01/2028	955,153
1,255,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	1,166,297
5,000,000	Magnolia Creek, FL Community Devel. District[2]	5.600	05/01/2014	1,721,650
5,360,000	Magnolia Creek, FL Community Devel. District[2]	5.900	05/01/2039	1,846,734
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350	05/01/2037	1,533,241
2,800,000	Main Street, FL Community Devel. District	6.800	05/01/2038	2,591,092
210,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	210,027
10,000,000	Miami-Dade County, FL School Board COP[7]	5.250	02/01/2027	10,653,400
10,000,000	Miami-Dade County, FL School Board COP[7]	5.000	02/01/2027	10,535,700
50,000,000	Miami-Dade County, FL School Board COP[7]	5.375	02/01/2034	52,259,500
17,840,000	Miromar Lakes, FL Community Devel. District[1,6]	6.875	05/01/2035	17,420,046

15    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$1,940,000	Miromar Lakes, FL Community Devel. District[6]	5.375%	05/01/2032	$1,896,660
12,430,000	Montecito, FL Community Devel. District[2,6]	5.100	05/01/2049	5,105,125
5,525,000	Montecito, FL Community Devel. District[4]	5.500	05/01/2037	2,272,764
620,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	391,952
7,385,000	Myrtle Creek, FL Improvement District Special Assessment[1,6]	5.200	05/01/2037	6,639,780
10,670,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	9,758,355
6,320,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	3,138,575
5,305,000	Naturewalk, FL Community Devel. District[4]	5.300	05/01/2016	2,631,227
2,045,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[1,6]	5.375	05/01/2014	2,046,636
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	679,268
5,000	Orange County, FL HFA (Park Avenue Villas)[1]	5.250	09/01/2031	5,002
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	1,125,038
55,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	55,069
13,095,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	8,203,101
2,600,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	2,419,274
6,280,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125	05/01/2039	6,200,118
1,565,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	615,859
1,850,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2049	726,884
1,495,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,207,751
5,985,000	Pine Ridge Plantation, FL Community Devel. District[6]	5.400	05/01/2037	4,766,933
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,283,165
4,605,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	3,779,370
25,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	03/01/2037	24,865
1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	1,632,857
1,400,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	1,205,358
10,100,000	Portico, FL Community Devel. District	5.450	05/01/2037	6,660,647

16    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (continued)
$3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500%		05/01/2038	$1,176,818
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[2]	5.600		05/01/2036	1,716,170
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400		05/01/2038	765,578
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200		05/01/2017	391,280
2,470,000	Portofino Vista, FL Community Devel. District[2]	5.000		05/01/2049	965,795
2,805,000	Quarry, FL Community Devel. District[1,6]	5.500		05/01/2036	2,463,800
445,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600		05/01/2036	337,577
3,070,000	Reunion East, FL Community Devel. District[4]	7.375		05/01/2033	2,134,571
7,200,000	Reunion East, FL Community Devel. District[4]	5.800		05/01/2036	5,006,160
6,930,000	Reunion East, FL Community Devel. District	7.375		05/01/2033	7,032,079
4,910,000	Ridgewood Trails, FL Community Devel. District[4]	5.650		05/01/2038	2,340,155
8,635,000	River Bend, FL Community Devel. District	5.450		05/01/2035	6,015,227
5,795,000	River Bend, FL Community Devel. District	7.125		11/01/2015	1,301,267
7,890,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450		05/01/2038	3,083,018
2,595,000	Rolling Hills, FL Community Devel. District	5.125		11/01/2013	1,010,701
7,820,000	Rolling Hills, FL Community Devel. District[4]	5.450		05/01/2037	3,048,080
200,000	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	133,976
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500		07/01/2040	1,920,298
4,265,000	Seminole County, FL IDA (Progressive Health)[1]	7.500		03/01/2035	4,060,280
8,625,000	Six Mile Creek, FL Community Devel. District[4]	5.875		05/01/2038	3,878,663
775,000	Six Mile Creek, FL Community Devel. District[4]	5.500		05/01/2017	348,518
7,150,000	South Bay, FL Community Devel. District[2]	5.125		11/01/2049	2,747,102
14,600,000	South Bay, FL Community Devel. District[2]	5.375		05/01/2049	3,105,566
16,775,000	South Bay, FL Community Devel. District[2]	5.950		05/01/2036	6,449,820
4,000,000	South Fork East, FL Community Devel. District	0.000	[12]	05/01/2038	2,680,120
10,560,000	South Fork East, FL Community Devel. District[1]	5.350		05/01/2036	8,556,346
1,030,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150		05/01/2033	1,032,822
3,100,000	St. Johns County, FL IDA (Glenmoor Health Care)[2]	5.375		01/01/2040	1,426,000
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	3,622,115

17    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (continued)
$3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875%		08/01/2040	$3,604,615
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250		10/01/2041	739,260
3,120,000	St. John’s Forest, FL Community Devel. District, Series A1,6	6.125		05/01/2034	3,070,330
1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.375		07/01/2036	1,008,790
1,360,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.750		07/01/2046	1,375,722
19,075,000	Tern Bay, FL Community Devel. District[2]	5.375		05/01/2037	4,632,364
16,765,000	Tern Bay, FL Community Devel. District[2]	5.000		05/01/2015	4,068,698
2,630,000	Town Center, FL at Palm Coast Community Devel. District[1,6]	6.000		05/01/2036	1,962,769
4,950,000	Treeline, FL Preservation Community Devel. District[4]	6.800		05/01/2039	2,146,073
665,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250		05/01/2037	536,303
1,290,000	Two Creeks, FL Community Devel. District	5.250		05/01/2037	1,009,322
9,840,000	Verandah East, FL Community Devel. District[1]	5.400		05/01/2037	6,929,820
7,250,000	Verano Center, FL Community Devel. District[1]	5.375		05/01/2037	5,067,315
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550		05/01/2039	561,913
8,340,000	Villages of Westport, FL Community Devel. District[4]	5.700		05/01/2035	4,370,160
1,955,000	Villages of Westport, FL Community Devel. District[4]	5.400		05/01/2020	1,077,049
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125		05/01/2049	1,286,900
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500		05/01/2037	982,053
3,500,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125		11/01/2014	3,037,510
2,265,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375		05/01/2039	1,462,080
3,190,000	Waterlefe, FL Community Devel. District Golf Course[2]	8.125		10/01/2025	236,666
141,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	127,915
9,510,000	Waters Edge, FL Community Devel. District	0.000	[12]	05/01/2039	5,911,416
14,800,000	Waterstone, FL Community Devel. District[2]	5.500		05/01/2018	5,855,324
2,300,000	West Villages, FL Improvement District[2]	5.350		05/01/2015	1,764,376
20,600,000	West Villages, FL Improvement District[4]	5.500		05/01/2038	12,240,520
18,550,000	West Villages, FL Improvement District[2]	5.800		05/01/2036	11,022,410
14,925,000	Westridge, FL Community Devel. District[2]	5.800		05/01/2037	5,606,576

18    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (continued)
$17,340,000	Westside, FL Community Devel. District[2]	7.200%	05/01/2038	$7,116,336
11,210,000	Westside, FL Community Devel. District[4]	5.650	05/01/2037	4,584,217
4,340,000	Wyld Palms, FL Community Devel. District[2]	5.500	05/01/2038	1,323,223
7,420,000	Wyld Palms, FL Community Devel. District[2]	5.400	05/01/2015	2,260,206
2,665,000	Zephyr Ridge, FL Community Devel. District[2]	5.625	05/01/2037	1,047,798
3,830,000	Zephyr Ridge, FL Community Devel. District[2]	5.250	05/01/2049	1,503,696

				624,770,236
Georgia—1.5%
25,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2029	25,030
60,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	60,082
910,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2014	855,436
760,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	885,309
4,300,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	5,008,984
1,435,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	5.000	11/01/2048	1,197,909
10,000	Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)[1]	7.300	12/01/2013	10,048
405,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	405,458
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.250	11/01/2043	9,149,187
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.000	11/01/2032	1,213,862
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	5.750	11/01/2025	1,324,907
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[7]	5.000	06/15/2029	33,884,310
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[7]	5.250	06/15/2037	14,409,487
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	806,550
2,770,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000	07/01/2029	2,411,977
24,150,000	Irwin County, GA COP[2]	8.000	08/01/2037	5,876,178
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000	06/15/2039	2,000,560
1,055,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2024	1,068,251
380,000	Savannah, GA EDA (Skidway Health & Living Services)	6.850	01/01/2019	383,823

19    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Georgia (continued)
$2,985,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400%	01/01/2034	$3,005,238

				83,982,586
Hawaii—0.3%
930,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	6.250	07/01/2027	928,205
3,535,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	6.875	07/01/2043	3,535,177
1,585,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific University)	6.625	07/01/2033	1,586,775
5,340,000	HI Dept. of Transportation (Continental Airlines)	7.000	06/01/2020	5,339,359
400,000	HI Dept. of Transportation (Continental Airlines)	5.625	11/15/2027	384,788
25,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375	07/01/2032	25,004
2,775,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300	07/01/2022	2,776,637

				14,575,945
Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.350	01/01/2025	5,040
1,700,000	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	1,738,811

				1,743,851
Illinois—6.9%
1,000,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	896,960
3,900,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[1]	6.600	01/01/2035	3,403,725
10,000,000	Bridgeview, IL GO1	5.000	12/01/2042	9,116,400
30,685,000	Caseyville, IL Tax (Forest Lakes)[4]	7.000	12/30/2022	1,390,030
5,000,000	Chicago, IL Board of Education[1]	5.000	12/01/2041	4,577,650
32,500,000	Chicago, IL GO7	5.250	01/01/2033	31,768,100
650,000	Chicago, IL Midway Airport, Series A1	5.125	01/01/2035	643,740
65,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	65,185
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125	02/20/2042	35,031
8,000,000	Chicago, IL Transit Authority Sales Tax Receipts[1]	5.250	12/01/2040	8,147,280
10,032,000	Cortland, IL Special Tax (Sheaffer System)[4]	5.500	03/01/2017	3,010,603
1,120,000	Country Club Hills, IL GO1	5.000	12/01/2030	1,119,955
1,175,000	Country Club Hills, IL GO1	5.000	12/01/2031	1,175,811
2,425,000	Country Club Hills, IL GO1	5.000	12/01/2032	2,416,027
965,000	Country Club Hills, IL GO1	5.000	12/01/2027	974,177
915,000	Country Club Hills, IL GO1	5.000	12/01/2026	929,814
1,060,000	Country Club Hills, IL GO1	5.000	12/01/2029	1,062,311

20    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (continued)
$1,010,000	Country Club Hills, IL GO1	5.000%		12/01/2028	$1,016,626
661,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000		10/01/2042	511,594
355,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	8.363	[3]	10/01/2031	73,194
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625		03/01/2036	961,350
1,585,000	Franklin Park, IL GO1	6.250		07/01/2030	1,749,000
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2]	5.375		03/01/2016	1,292,775
6,165,000	Harvey, IL GO	5.500		12/01/2027	4,832,435
2,500,000	Harvey, IL GO	5.625		12/01/2032	1,893,925
10,960,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500		12/01/2037	10,313,470
685,000	IL Finance Authority (Advocate Health Care)[1]	5.375		04/01/2044	702,248
11,000,000	IL Finance Authority (Advocate Health Care)[7]	5.375		04/01/2044	11,276,980
41,175,000	IL Finance Authority (Advocate Health Care)[7]	5.375		04/01/2044	42,211,782
20,000,000	IL Finance Authority (Advocate Health Care)[7]	5.500		04/01/2044	21,485,600
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375		09/01/2035	2,857,129
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)	4.625		07/01/2027	106,165
5,000,000	IL Finance Authority (Central Dupage Health System/Central Dupage Hospital Assoc.)[7]	5.375		11/01/2039	5,132,650
12,500,000	IL Finance Authority (Central Dupage Health)[7]	5.500		11/01/2039	13,217,500
4,655,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100		12/01/2041	4,081,271
1,500,000	IL Finance Authority (Franciscan Communities)	5.250		05/15/2047	1,263,015
2,250,000	IL Finance Authority (Franciscan Communities)[1]	5.500		05/15/2027	2,239,335
1,800,000	IL Finance Authority (Franciscan Communities)	5.125		05/15/2043	1,517,958
2,030,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625		02/15/2037	1,797,078
1,000,000	IL Finance Authority (Lake Forest College)	6.000		10/01/2048	1,003,580
3,000,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)	5.625		05/15/2042	2,713,080
850,000	IL Finance Authority (Luther Oaks)	6.000		08/15/2026	846,158
1,500,000	IL Finance Authority (Luther Oaks)	6.000		08/15/2039	1,353,135

21    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (continued)
$3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.000%	08/15/2024	$3,032,630
3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	3,254,633
21,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	25,453,470
1,090,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	1,285,219
11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	11,095,352
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,556,115
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	5,975,623
2,850,000	IL Finance Authority (Uno Charter School Network)[1]	7.125	10/01/2041	3,142,410
8,700,000	IL Health Facilities Authority[4]	6.900	11/15/2033	5,960,370
7,140,000	Lake County, IL Special Service Area No. 8[2]	7.125	03/01/2037	3,461,401
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	7.125	01/01/2036	8,011,790
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm- Stonegate)[2]	5.750	03/01/2022	587,699
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm- Stonegate)[2]	6.125	03/01/2040	797,120
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750	03/01/2022	568,267
3,500,000	Plano, IL Special Service Area No. 5	6.000	03/01/2036	3,005,380
4,615,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1]	6.000	12/01/2041	3,892,937
5,895,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,489,809
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	150
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,177,925
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,116,915
14,080,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	11,284,134
5,455,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	4,288,339
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	10,536,723
12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500	12/01/2032	11,860,069
8,120,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100	12/01/2041	6,988,478

22    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (continued)
$3,025,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250%	12/30/2026	$2,856,326
3,075,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	2,828,969
5,500,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	4,965,015
2,000,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000	12/01/2042	1,930,180
6,390,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	6,101,492

				359,686,772
Indiana—1.6%
1,150,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)	9.000	12/01/2045	1,156,980
965,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	8.000	12/01/2045	976,290
14,500,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)	7.500	09/01/2019	10,888,050
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	4,343,731
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375	08/01/2029	5,805,580
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	5.500	09/01/2028	1,392,031
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)	6.200	10/15/2025	—
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	1,012,840
600,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	607,632
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750	11/15/2041	2,924,556
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500	11/15/2031	1,703,776
11,505,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	11,753,508
925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	1,047,988
7,360,000	IN Health Facility Financing Authority (Methodist Hospitals)	5.500	09/15/2031	7,362,355
550,000	Indianapolis, IN Pollution Control (General Motors Corp.)	5.625	04/01/2049	6
30,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	6.500	07/01/2015	13,452
17,505,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	7.250	07/01/2033	7,849,242
6,740,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	6,739,191
230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[1]	5.550	05/15/2019	230,154

23    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Indiana (continued)
$5,065,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250%		01/01/2024	$2,974,776
19,715,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250		07/01/2020	14,925,241
4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000		07/01/2020	3,493,485

					87,200,864
Iowa—1.3%
5,475,000	Dickinson County, IA Hsg. (Spirit Lake)[1]	5.875		12/01/2036	5,004,533
940,000	IA Finance Authority (Amity Fellowserve)[1]	6.375		10/01/2026	946,063
2,190,000	IA Finance Authority (Amity Fellowserve)[1]	6.500		10/01/2036	2,136,411
190,000	IA Finance Authority (Amity Fellowserve)[1]	5.900		10/01/2016	196,226
715,000	IA Finance Authority (Amity Fellowserve)[1]	6.000		10/01/2028	689,053
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900		12/01/2028	553,784
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.550		11/01/2041	902,160
1,110,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375		06/01/2025	893,228
360,990,000	IA Tobacco Settlement Authority	8.788	[3]	06/01/2046	8,396,627
34,000,000	IA Tobacco Settlement Authority	5.500		06/01/2042	26,198,020
30,000,000	IA Tobacco Settlement Authority (TASC)	5.625		06/01/2046	23,178,900

					69,095,005
Kansas—0.0%
780,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	746,522
15,000	Olathe, KS Senior Living Facility (Catholic Care Campus)[1]	6.000		11/15/2038	14,546
4,053,756	Olathe, KS Tax Increment (Gateway)[4]	5.000		03/01/2026	2,074,510

					2,835,578
Kentucky—0.4%
2,240,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750		03/01/2029	2,230,211
14,000,000	KY EDFA (Baptist Healthcare System)[7]	5.375		08/15/2024	15,501,920
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375		05/15/2046	1,054,290
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250		05/15/2041	1,310,812

					20,097,233
Louisiana—0.7%
20,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600		11/01/2022	20,003
1,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150		10/01/2014	365,040
3,390,000	LA CDA (Eunice Student Hsg. Foundation)	7.375		09/01/2033	2,861,126
11,415,000	LA HFA (La Chateau)[1]	7.250		09/01/2039	11,507,576

24    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Louisiana (continued)
$830,000	LA Local Government EF&CD Authority (Cypress Apartments)[1]	8.000%		04/20/2028	$751,773
395,000	LA Local Government EF&CD Authority (Sharlo Apartments)	8.000		06/20/2028	256,659
9,400,000	LA Public Facilities Authority (Impala Warehousing)	6.500		07/01/2036	8,698,384
5,350,000	LA Public Facilities Authority (Progressive Healthcare)	6.375		10/01/2028	4,954,582
555,000	LA Public Facilities Authority (Progressive Healthcare)	6.375		10/01/2020	552,974
7,400,000	Lakeshore Villages, LA Master Community Devel. District[4]	5.250		07/01/2017	2,920,780
60,000	New Orleans, LA Sewage Service[1]	5.400		06/01/2017	60,176

					32,949,073
Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2041	2,110,980
5,000	North Berwick, ME (Hussey Seating Company)[1]	7.000		12/01/2013	5,015
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625		07/01/2020	4,804,896
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875		10/01/2026	12,277,510

					19,198,401
Maryland—0.2%
6,636,000	Brunswick, MD Special Obligation (Brunswick Crossing)[1]	5.500		07/01/2036	5,734,367
5,135,000	MD EDC Student Hsg. (Bowie State University)[1]	6.000		06/01/2023	5,134,897
600,000	MD H&HEFA (King Farm Presbyterian Community)[1]	5.300		01/01/2037	548,304
925,000	MD H&HEFA (Washington Christian Academy)[2,8]	5.500		07/01/2038	277,509
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[2]	5.250		01/01/2037	818,078

					12,513,155
Massachusetts—1.9%
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2029	2,630,184
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	6,999,529
321,825	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	225,049
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.999	[3]	11/15/2056	8,628
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	4,758,121
685,000	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2018	662,518
236,453	MA Devel. Finance Agency (Northern Berkshire Healthcare)	3.417	[3]	02/15/2043	23,858

25    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Massachusetts (continued)
$448,200	MA Devel. Finance Agency (Northern Berkshire Healthcare)	35.007	[3] %	02/15/2043	$4
366,872	MA Devel. Finance Agency (Northern Berkshire Healthcare)	6.000		02/15/2043	282,983
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	814,930
16,235,000	MA Educational Financing Authority, Series H7	6.350		01/01/2030	17,234,761
25,000	MA H&EFA (Holyoke Hospital)[1]	6.500		07/01/2015	24,614
37,890,000	MA HFA, Series A7	5.250		07/01/2025	37,924,367
9,980,000	MA HFA, Series A7	5.300		06/01/2049	10,018,775
17,790,000	MA HFA, Series C7	5.350		12/01/2042	17,815,262
8,015,000	MA HFA, Series C7	5.400		12/01/2049	8,019,244
50,000	MA Port Authority (Delta Air Lines)[1]	5.000		01/01/2027	46,002

					107,488,829
Michigan—2.7%
1,720,000	Detroit, MI City School District	5.000		05/01/2031	1,744,974
2,900,000	Detroit, MI City School District	5.000		05/01/2028	3,003,559
10,100,000	Detroit, MI City School District[7]	6.000		05/01/2029	10,674,185
100,000	Detroit, MI GO	5.000		04/01/2014	97,947
1,330,000	Detroit, MI GO	5.250		04/01/2022	1,106,307
250,000	Detroit, MI GO1	5.250		11/01/2035	238,707
350,000	Detroit, MI GO	5.250		04/01/2017	319,742
2,210,000	Detroit, MI GO	5.250		04/01/2021	1,389,825
1,000,000	Detroit, MI GO	5.250		04/01/2020	693,260
40,000	Detroit, MI GO	5.375		04/01/2015	39,549
5,850,000	Detroit, MI GO	5.000		04/01/2021	4,983,498
2,260,000	Detroit, MI GO	5.250		04/01/2020	1,970,381
100,000	Detroit, MI GO	5.250		04/01/2023	58,382
1,725,000	Detroit, MI Local Devel. Finance Authority	6.850		05/01/2021	1,639,336
2,715,000	Detroit, MI Local Devel. Finance Authority	6.700		05/01/2021	2,586,906
345,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)	5.375		05/01/2018	326,404
100,000	Detroit, MI Water Supply System[1]	5.000		07/01/2034	90,542
80,000	Detroit, MI Water Supply System	5.000		07/01/2034	72,434
705,000	East Lansing, MI Economic Corp. (Burcham Hills)[1]	5.250		07/01/2037	636,100
500,000	Kalamazoo, MI EDC (Heritage Community)	5.500		05/15/2036	424,555
435,000	Macomb, MI Public Academy	6.750		05/01/2037	387,629
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	1,254,232
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500		12/01/2040	1,293,166
13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[7]	5.000		08/01/2035	13,368,751

26    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (continued)
$2,900,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000%		07/15/2037	$2,762,453
840,000	MI Public Educational Facilities Authority (American Montessori)	6.500		12/01/2037	758,125
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,230,866
1,323,375	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,256,267
3,500,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500		01/01/2021	3,242,050
429,990,000	MI Tobacco Settlement Finance Authority	7.284	[3]	06/01/2052	5,086,782
3,048,780,000	MI Tobacco Settlement Finance Authority	8.876	[3]	06/01/2058	13,841,461
1,625,000	Pontiac, MI City School District	4.500		05/01/2020	1,399,483
1,500,000	Star International Academy, MI (Public School Academy)	5.000		03/01/2033	1,335,900
52,930,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[7]	5.000		12/01/2029	53,597,170
10,000,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[7]	5.000		12/01/2034	10,033,917
14,120,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000		12/01/2029	11,806,579

					154,751,424
Minnesota—0.8%
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	2,193,720
2,830,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	2,167,865
1,510,000	Eveleth, MN Multifamily (Manor House Woodland)	5.500		10/01/2025	1,255,867
1,000,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000		11/01/2037	952,460
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850		12/01/2029	6,376,497
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500		12/01/2022	10,619,659
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500		04/01/2042	4,111,693
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400		04/01/2028	623,201
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700		02/01/2029	844,380
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500		02/01/2022	471,445
700,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[1]	5.900		03/01/2019	700,357
2,100,000	Northwest MN Multi-County Hsg. & Redevel. Authority	5.450		07/01/2041	1,796,928

27    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Minnesota (continued)
$500,000	Pine City, MN Health Care & Hsg. (North Branch)[1]	6.125%		10/20/2047	$496,100
3,700,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)	6.625		12/01/2039	3,247,638
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625		02/01/2031	743,801
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375		08/01/2021	841,562
1,615,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000		09/15/2037	1,529,114
1,770,920	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630		10/01/2033	1,706,246
2,896,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250		03/01/2029	2,902,371
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750		09/01/2026	400,532
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000		09/01/2036	632,619
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500		09/01/2043	2,072,287
705,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000		03/01/2030	682,151
506,392	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[2]	8.000		12/01/2027	109,122
1,030,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000		02/01/2019	914,599

					48,392,214
Mississippi—0.3%
200,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400		04/01/2039	200,170
2,670,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750		12/01/2024	2,836,928
30,000	MS Business Finance Corp. (Gulf Power Company)[1]	6.000	[5]	02/01/2026	30,139
3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)	8.000		01/01/2023	3,444,752
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375		10/01/2028	1,826,534
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250		10/01/2027	1,451,330
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2]	7.500		10/01/2042	3,943,323
175,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250		09/01/2023	175,023

					13,908,199
Missouri—1.0%
400,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625		03/01/2025	375,548

28    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (continued)
$250,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.500%	03/01/2020	$251,527
730,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2022	409,953
750,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	400,177
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2017	352,765
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2016	325,625
4,900,000	Branson, MO Commerce Park Community Improvement District	5.750	06/01/2026	3,321,661
2,485,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,291,195
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	12,431,380
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,096,758
1,335,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,280,906
22,700,000	Branson, MO IDA (Branson Shoppe Redevel.)[1,6]	5.950	11/01/2029	21,212,923
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	436,141
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	955,009
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	1,122,769
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[1]	5.000	11/01/2023	1,224,975
500,000	Kansas City, MO IDA (Plaza Library)[1]	5.900	03/01/2024	501,145
1,269,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,160,069
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	1,409,156
750,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	661,342
1,400,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	1,389,892
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,503,508
2,365,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	2,204,085
3,020,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2026	1,422,360
3,825,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2036	1,424,430
2,405,000	MO Enright Arlington Community Improvement District[2]	5.400	03/01/2026	1,729,724
1,485,000	MO Good Shepard Nursing Home District[1]	5.900	08/15/2023	1,429,862
230,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	206,926
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	323,404

29    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (continued)
$115,000	MO Grindstone Plaza Transportation Devel. District	5.550%		10/01/2036	$84,364
741,000	Northwoods, MO Transportation Devel. District	5.850		02/01/2031	609,391
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)	8.000		04/27/2033	1,964,728
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	1,387,398
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	1,233,458
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[4]	6.000		08/21/2026	943,112
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300		04/01/2027	1,313,389
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	915,483
2,367,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500		01/20/2028	1,940,893
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	622,076
975,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750		04/01/2027	482,352
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700		04/01/2022	922,653
1,425,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	1,465,841

					78,740,353
Montana—0.1%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	0.000	[12]	09/01/2031	4,712,449
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.125		05/15/2036	1,634,540
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	1,135,609

					7,482,598
Nebraska—0.7%
1,040,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[1]	6.625		12/01/2021	596,294
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[7]	5.750		11/01/2048	21,194,135
1,250,000	Mead Village, NE Tax Increment (Mead Biofuels)[2]	5.750		01/01/2022	374,863
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600		09/15/2029	1,953,864
6,960,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	7,284,475
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[2]	7.000		12/01/2026	8,110,589

					39,514,220

30    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Nevada—0.0%
$770,000	Clark County, NV Improvement District[1]	5.050%		02/01/2031	$568,606
1,000,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	817,130
455,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500		08/01/2025	366,043
120,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400		08/01/2020	107,411
1,755,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	1,537,556

					3,396,746
New Hampshire—0.1%
1,780,000	NH Business Finance Authority (Air Cargo at Pease)[4]	6.750		04/01/2024	894,236
1,465,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	1,504,511
4,620,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	4,108,982
515,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	441,968

					6,949,697
New Jersey—7.8%
25,935,000	NJ EDA (Continental Airlines)	7.000		11/15/2030	25,934,222
16,920,000	NJ EDA (Continental Airlines)	7.200		11/15/2030	16,920,169
200,000	NJ EDA (Continental Airlines)	4.875		09/15/2019	194,470
865,164	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750		03/01/2021	8,288
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	7,818,859
7,490,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000		05/01/2044	7,803,232
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	7,818,859
11,000,000	NJ EDA (GMT Realty)	6.875		01/01/2037	10,743,590
8,450,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2027	8,266,551
1,040,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2014	1,040,957
27,195,000	NJ Higher Education Student Assistance Authority ROCs	0.360	[5]	06/01/2016	27,195,000
149,120,000	NJ Tobacco Settlement Financing Corp.	4.750		06/01/2034	108,550,413
142,055,000	NJ Tobacco Settlement Financing Corp.	5.000		06/01/2041	103,089,314
96,125,000	NJ Tobacco Settlement Financing Corp.[7]	5.000		06/01/2029	78,419,073
8,000,000	NJ Tobacco Settlement Financing Corp.	4.625		06/01/2026	6,909,920
2,000,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	2,225,740
235,000	Weehawken Township, NJ GO1	6.000		08/01/2025	242,931
210,000	Weehawken Township, NJ GO1	6.000		08/01/2021	226,067
260,000	Weehawken Township, NJ GO1	6.000		08/01/2024	270,416
210,000	Weehawken Township, NJ GO1	6.000		08/01/2022	222,936
260,000	Weehawken Township, NJ GO1	6.000		08/01/2023	273,426

					414,174,433

31    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Mexico—0.3%
$262,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)	8.500%		12/01/2015	$262,155
3,500,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.250		06/01/2040	3,676,610
500,000	Mariposa East, NM Public Improvement District[2]	5.750		09/01/2021	403,490
775,000	Mariposa East, NM Public Improvement District[2]	5.500		09/01/2016	626,549
875,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	882,359
2,750,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)	5.500		07/01/2042	2,359,500
163,000	NM Regional Hsg. Authority (Wildewood Apartments)[1]	8.750		12/01/2020	162,977
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,916,395
4,560,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,294,471
1,000,000	Ventana West, NM Public Improvement District Special Levy[1]	6.875		08/01/2033	999,960

					15,584,466
New York—7.9%
3,000,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2035	510,060
1,680,000	Dutchess County, NY IDA (St. Francis Hospital)	7.500		03/01/2029	1,700,042
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.713	[3]	06/01/2055	138,237
1,000,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	735,840
1,250,000	Huntington, NY Hsg. Authority (GJSR)	6.000		05/01/2039	1,252,562
75,000	Huntington, NY Hsg. Authority (GJSR)	6.000		05/01/2029	75,154
9,345,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	8,069,407
5,705,000	Islip, NY IDA (Engel Burman at Sayville)[6]	6.500	[5]	11/01/2045	5,302,170
14,060,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	12,140,810
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2030	1,062,420
1,000,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	554,400
2,800,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	1,552,320
6,500,000	Niagara, NY Area Devel. Corp. (Covanta Energy)	5.250		11/01/2042	5,768,880
412,100,000	NY Counties Tobacco Trust V	8.321	[3]	06/01/2060	1,467,076
500,000,000	NY Counties Tobacco Trust V	7.836	[3]	06/01/2060	1,780,000
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[7,9]	5.125		01/15/2044	39,152,660
2,340,000	NY MTA, Series A	5.000		11/15/2028	2,516,319
3,375,000	NY MTA, Series A	5.000		11/15/2029	3,599,033
560,000	NY MTA, Series D	5.250		11/15/2028	615,457
2,125,000	NY MTA, Series D	5.250		11/15/2026	2,390,073

32    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (continued)
$485,000	NY MTA, Series D	5.250%		11/15/2027	$539,058
900,000	NY MTA, Series D	5.250		11/15/2029	980,595
900,000	NY MTA, Series D	5.250		11/15/2032	960,021
900,000	NY MTA, Series D	5.250		11/15/2031	966,816
900,000	NY MTA, Series D	5.250		11/15/2030	971,379
900,000	NY MTA, Series D	5.250		11/15/2033	954,774
1,500,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	1,111,965
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.316	[5]	04/01/2036	9,103,680
59,000,000	NYC IDA (American Airlines)[1]	7.625		08/01/2025	64,002,020
7,200,000	NYC IDA (American Airlines)[1]	8.000		08/01/2028	7,876,656
44,500,000	NYC IDA (American Airlines)[1]	7.750		08/01/2031	48,273,155
2,995,000	NYC IDA (American Airlines)[1]	8.500		08/01/2028	3,187,638
19,550,000	NYC IDA (British Airways)[1]	7.625		12/01/2032	19,642,667
5,500,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	4,471,940
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	7,914,573
5,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	3,865,126
12,955,000	NYC Municipal Water Finance Authority[7]	5.750		06/15/2040	14,426,673
18,475,000	NYC Transitional Finance Authority (Future Tax)	0.400	[5]	08/01/2023	18,475,000
21,800,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	22,253,440
75,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2035	77,522
26,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	28,611,800
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	200,990
3,200,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	3,073,472
7,530,000	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	7,794,002
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000	[5]	11/01/2043	7,794,002
7,530,000	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	7,794,002
9,795,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	9,058,024
9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	8,914,686
9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	8,959,320
2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,600,130

					405,238,046
North Carolina—0.4%
12,005,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	7.750		02/01/2028	12,015,084
4,380,000	Gaston, NC IFPCFA (National Gypsum)	5.750		08/01/2035	4,076,773

33    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
North Carolina (continued)
$1,500,000	NC Medical Care Commission (AHACHC)[1]	5.800%		10/01/2034	$1,540,590
4,725,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2041	4,999,712
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2031	1,766,094

					24,398,253
North Dakota—0.1%
1,000,000	Cando, ND Nursing Facility (Towner County Medical Center)[1]	7.125		08/01/2022	987,400
45,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[1,6]	7.000		11/01/2015	44,042
2,590,000	Richland County, ND Hsg. (Birchwood Properties)	6.750		05/01/2029	2,387,074

					3,418,516
Ohio—9.9%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[7]	5.000		06/01/2038	9,955,055
77,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250		06/01/2037	63,192,035
219,650,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	170,626,317
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	15,877,254
2,347,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.504	[3]	06/01/2052	22,296,500
44,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	37,545,924
30,200,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	24,598,202
38,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	32,576,890
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	10,164,213
25,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	19,575,000
1,280,000	Butler County, OH Hsg. (Anthony Wayne Apartments)[4]	6.500		09/01/2030	1,010,598
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000		07/01/2043	5,595,437
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	4,387,075
5,000	Cleveland, OH Airport (Continental Airlines)	5.700		12/01/2019	5,000
4,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[1]	6.250		05/01/2038	3,907,215
400,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000		05/15/2035	396,884

34    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (continued)
$ 10,155,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500%	01/01/2030	$10,115,802
32,500,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	34,689,200
7,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	7,137,375
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250	12/01/2034	1,574,105
629,413	Hickory Chase, OH Community Authority Infrastructure Improvement	7.000	12/01/2038	503,531
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750	08/15/2038	129,557
645,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000	11/15/2025	576,424
10,000,000	Montgomery County, OH (Miami Valley Hospital)[7]	5.750	11/15/2023	11,525,100
10,390,000	OH Air Quality Devel. Authority (Fostoria Ethanol)	8.500	02/01/2020	7,466,462
10,665,000	OH Air Quality Devel. Authority (Marion Ethanol)	8.500	02/01/2020	7,666,109
7,560,000	OH Higher Education Facility Commission (Ashland University)	6.250	09/01/2024	7,719,062
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[8]	7.250	08/01/2034	11,253,130
14,000,000	OH Solid Waste Disposal (General Motors Corp.)	6.300	12/01/2032	140
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.400	02/15/2034	1,960,825
1,815,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.300	02/15/2024	1,549,103
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750	12/01/2032	3,979,665
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	977,383
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,326,688

				533,859,260
Oklahoma—0.1%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)	5.750	11/01/2022	1,704,437
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	1,315,995
4,905,000	Grady County, OK Criminal Justice Authority[6]	7.000	11/01/2041	4,495,629
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	100,168

				7,616,229

35    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Oregon—0.0%
$5,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[1,6]	6.600%	11/01/2015	$5,029
795,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	809,310
15,000	OR GO (Elderly & Disabled Hsg.)[1]	5.300	08/01/2032	15,006
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)	6.000	05/15/2047	1,277,224
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)	6.000	05/15/2042	1,284,218
370,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2021	358,922

				3,749,709
Pennsylvania—1.1%
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	501,450
1,295,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	1,279,900
119,000	Northampton County, PA IDA (Northampton Generating)	5.000	12/31/2023	1
9,138,655	Northampton County, PA IDA (Northampton Generating)[1,13]	5.000	12/31/2023	7,680,034
24,937,498	PA EDFA (Bionol Clearfield)[2]	8.500	07/01/2015	2,471,057
1,500,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	1,479,390
11,500,000	PA Geisinger Authority Health System, Series A7	5.250	06/01/2039	11,806,935
4,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	4,229,440
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125	03/15/2043	1,310,475
1,165,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2022	1,124,621
4,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2032	3,524,160
6,505,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.750	06/15/2042	5,568,670
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2042	4,452,525
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2036	2,922,306
6,000,000	York, PA GO1	7.250	11/15/2041	6,522,420

				54,873,384
Rhode Island—1.6%
44,625,000	Central Falls, RI Detention Facility	7.250	07/15/2035	33,734,715
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)[1]	5.500	07/01/2018	44,998
20,000	RI Health & Educational Building Corp. (Roger Williams Medical Center)[1]	5.500	07/01/2028	17,710
10,615,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[7]	5.200	10/01/2047	10,658,681

36    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Rhode Island (continued)
$42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	8.966	[3] %	06/01/2052	$300,632
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	7.075	[3]	06/01/2052	432,868
18,225,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	17,750,603
25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	25,393,247

					88,333,454
South Carolina—0.5%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	1,414,297
15,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	6.250		09/01/2023	15,002
6,853,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[6]	7.750		11/01/2039	5,835,809
800,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.250		10/01/2026	701,984
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.300		10/01/2035	1,608,380
15,605,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[6]	6.200		11/01/2036	13,217,747
200,000	SC Connector 2000 Assoc. Toll Road, Series B	9.241	[3]	01/01/2026	29,768
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	12.463	[3]	01/01/2024	1,424,260
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.723	[3]	01/01/2020	1,606,906
1,150,000	SC Jobs-EDA (Lutheran Homes of South Carolina)	5.125		05/01/2048	951,303
650,000	SC Jobs-EDA (Lutheran Homes of South Carolina)	5.000		05/01/2043	537,394
6,500,000	SC Public Service Authority	5.000		12/01/2048	6,470,620

					33,813,470
South Dakota—0.0%
1,000,000	Lower Brule, SD Sioux Tribe, Series B1	5.500		05/01/2019	882,370
1,425,000	Turner County, SD Tax Increment[1]	5.000		12/15/2026	1,251,863

					2,134,233
Tennessee—0.5%
1,760,000	Johnson City, TN H&EFB (Mountain States Health Alliance)[1]	5.500		07/01/2036	1,790,589
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[2]	5.750	[5]	04/01/2042	3,556,089

37    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Tennessee (continued)
$215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[4]	6.125%		12/01/2016	$203,042
7,870,000	Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)	8.000		04/01/2032	7,445,492
560,000	Shelby County, TN HE&HF (Lapaloma Apartments)	7.750		12/01/2029	510,737
6,575,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000		09/01/2044	6,011,588
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	7,725,690

					27,243,227
Texas—12.0%
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750		12/01/2028	212,660
1,460,000	Bexar County, TX HFC (Perrin Square)[2]	9.750		11/20/2031	145,547
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.300	[5]	07/01/2032	35,152
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	171,186
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.000		03/01/2041	619,312
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.400		05/01/2029	202,365
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700		03/01/2032	149,900
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700		04/01/2033	391,539
16,325,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[1]	7.000		11/01/2039	17,406,858
190,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	190,021
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750		08/15/2041	761,047
305,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)[2]	8.250		11/01/2036	353,797
30,945,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.[2]	9.125		05/01/2029	35,586,441
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250		02/15/2036	1,943,685
22,750,000	Donna, TX GO1	6.250		02/15/2037	20,441,102
10,000,000	Grand Parkway, TX Transportation Corp.[7]	5.000		04/01/2053	9,931,400
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[2]	7.000		12/01/2036	101,036
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000		04/01/2028	20,016
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000		08/15/2028	3,344,518
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.750		11/01/2036	2,678,197

38    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (continued)
$2,000,000	HFDC of Central TX (Lutheran Social Services of the South)	6.875%		02/15/2032	$2,000,220
7,980,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.700		07/15/2029	7,386,208
7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.700		07/15/2029	6,747,551
3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.375		07/01/2022	3,519,542
18,755,000	Houston, TX Airport Special Facilities (Continental Airlines)	6.125		07/15/2027	18,692,733
100,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.000		07/01/2029	99,990
2,000,000	Houston, TX Airport System[1]	5.000		07/01/2024	2,181,860
1,210,000	Houston, TX Airport System[1]	5.000		07/01/2025	1,307,417
555,000	Houston, TX Airport System[1]	5.000		07/01/2026	592,829
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500		05/15/2031	895,400
750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2041	762,442
500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2036	510,270
10,000,000	La Vernia, TX Higher Education Finance Corp.[1]	7.125		02/15/2038	10,759,100
6,110,000	Maverick County, TX GO COP	8.750		03/01/2034	5,771,384
1,800,000	Maverick County, TX GO COP	8.750		03/01/2034	1,700,244
580,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125		11/15/2026	562,925
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000		04/01/2045	1,890,974
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875		04/01/2036	767,275
8,605,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.500		08/15/2041	9,240,565
3,855,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.250		08/15/2031	4,118,489
690,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250		08/15/2021	730,034
1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2042	1,565,208
1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150	[5]	01/01/2043	1,522,656
38,000,000	North Central TX HFDC (Children’s Medical Center)[7]	5.750		08/15/2039	40,374,240
5,920,000	North TX Tollway Authority[7]	5.750		01/01/2048	6,518,749
16,000,000	North TX Tollway Authority[7]	5.750		01/01/2048	17,618,240

39    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (continued)
$2,130,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150%		01/01/2043	$2,046,653
2,680,749	Sabine Neches, TX HFC (Single Family Mtg.)[7]	5.430		12/01/2039	2,953,198
4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	61,459
1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450	[5]	06/01/2021	26,982
10,000,000	San Jacinto, TX Community College District[7]	5.125		02/15/2038	10,882,800
27,085,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[1]	7.500		07/01/2038	26,766,210
5,315,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	3,391,076
34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	6.250		11/15/2029	38,823,920
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	5.750		11/15/2024	15,986,320
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750		11/15/2037	3,624,415
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[7]	5.000		12/01/2033	13,725,855
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125		01/01/2046	26,835,499
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[1]	5.650		11/15/2035	1,516,272
2,495,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	37,400
20,200,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	20,775,296
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[2]	8.000		03/01/2032	4,935,198
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500		11/01/2029	20,758,270
50,000	TX GO1	5.400		08/01/2032	50,026
177,760,000	TX Municipal Gas Acquisition & Supply Corp.[7]	6.250		12/15/2026	208,365,869
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	1,503,792
200,000	TX Student Hsg. Corp. (University of North Texas)	6.850		07/01/2031	143,766
635,000	TX Student Hsg. Corp. (University of North Texas)	6.750		07/01/2021	513,448
81,000	Vintage Township, TX Public Facilities Corp.[1]	7.375		10/01/2038	77,899

40    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (continued)
$2,103,000	Vintage Township, TX Public Facilities Corp.[1]	7.375%	10/01/2038	$2,022,497
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,136,864
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,246,514

				656,729,822
Utah—0.3%
1,000,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	948,840
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,540,665
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	3,338,688
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250	07/15/2046	7,107,012
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550	07/15/2042	1,582,534
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	729,540
1,565,000	UT HFA (RHA Community Service of Utah)[1]	6.875	07/01/2027	1,565,360
1,315,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875	06/15/2037	1,163,052
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	705,548
4,400,000	West Valley City, UT Sewer (East Hollywood High School)	5.625	06/15/2037	3,484,668

				22,165,907
Vermont—0.0%
460,000	Burlington, VT Electric[1]	5.750	07/01/2031	489,238
315,000	Burlington, VT Electric[1]	5.625	07/01/2030	334,596
280,000	Burlington, VT Electric[1]	5.500	07/01/2029	297,408
1,621,348	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779	04/01/2019	1,554,192

				2,675,434
Virginia—0.9%
1,875,000	Celebrate, VA North Community Devel. Authority Special Assessment[4]	6.750	03/01/2034	1,208,981
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.450	03/01/2036	4,741,772
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.800	03/01/2036	1,652,949
14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.125	03/01/2036	7,368,218

41    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Virginia (continued)
$4,000,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050%		03/01/2027	$1,671,200
3,000,000	New Port, VA CDA	5.600		09/01/2036	1,840,920
2,050,000	Norfolk, VA EDA, Series A	6.000		11/01/2036	1,697,195
410,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)	6.125		01/01/2035	398,254
21,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	22,126,911
20,000	Prince William County, VA IDA (Westminster Presbyterian Retirement Community)[1]	5.125		01/01/2026	15,963
5,100,000	VA Celebrate South CDA Special Assessment[2]	6.250		03/01/2037	2,897,769
3,331,000	VA H2O Community Devel. Authority	5.200		09/01/2037	1,887,878
253,700,000	VA Tobacco Settlement Authority	8.452	[3]	06/01/2047	5,150,110
6,000,000	VA Tobacco Settlement Financing Corp.	5.200		06/01/2046	3,988,620
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[2]	6.375		03/01/2019	24

					56,646,764
Washington—1.8%
1,500,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)	5.500		12/01/2036	1,445,835
2,150,000	Greater Wenatchee, WA Regional Events Center[1]	5.500		09/01/2042	2,014,378
1,000,000	Greater Wenatchee, WA Regional Events Center[1]	5.250		09/01/2032	947,260
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000		09/01/2027	716,752
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	187,790
10,000	King County, WA Hsg. Authority (Kona Village)[1]	6.700		01/01/2020	10,006
110,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100		10/01/2021	110,388
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200		10/01/2031	681,710
1,605,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.500		06/01/2027	1,406,269
2,350,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600		06/01/2037	1,967,890
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100		10/01/2031	47,492
2,030,000	Seattle, WA Hsg. Authority (Newholly Phase II)[1]	7.000		01/01/2032	2,049,711
2,260,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[1]	5.250		05/01/2037	1,836,047
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.750		09/01/2030	1,088,950
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.600		09/01/2025	1,527,181
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.100		09/01/2015	99,665

42    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Washington (continued)
$4,274,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750%		04/01/2043	$3,934,675
1,500,000	Tes Properties, WA7	5.500		12/01/2029	1,604,565
12,000,000	Tes Properties, WA7	5.625		12/01/2038	12,653,400
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[7]	6.375		10/01/2036	20,326,954
17,410,000	WA Health Care Facilities Authority (Peacehealth)[7]	5.000		11/01/2028	17,923,542
15,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital)[7]	5.625		10/01/2038	16,373,850
10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750		01/01/2038	9,354,804
14,285,000	WA Tobacco Settlement Authority (TASC)	6.625		06/01/2032	14,328,284

					112,637,398
West Virginia—0.8%
4,500,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	4,815,315
3,000,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	3,193,230
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2035	25,131,112
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000		06/01/2035	1,854,131
3,045,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500		06/01/2039	3,148,926

					38,142,714
Wisconsin—0.7%
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)	7.500		03/01/2018	2,234,395
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000		01/01/2026	785,733
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250		01/01/2017	808,182
3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,066,630
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	795,938
2,015,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	2,126,389
1,000,000	WI H&EFA (Eastcastle Place)	6.125		12/01/2034	698,960
7,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	7,231,577
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)	5.800		08/01/2029	2,228,783
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	40.832	[3]	10/01/2042	20
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.236	[3]	10/01/2042	628,820
4,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	4,065,113
3,000,000	WI Public Finance Authority (Roseman University Health Sciences)	5.750		04/01/2042	2,782,860

43    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin (continued)
$2,000,000	WI Public Finance Authority (Roseman University Health Sciences)	5.500%	04/01/2032	$1,876,620
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000	07/01/2031	688,664
1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750	07/15/2032	1,293,743
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000	07/15/2042	816,878
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000	09/01/2045	5,189,623

				37,318,928
U.S. Possessions—10.0%
2,900,000	Guam Government Business Privilege	5.125	01/01/2042	2,902,668
1,500,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.625	12/01/2030	1,550,955
2,200,000	Guam Government Department of Education COP (John F. Kennedy High School)	6.875	12/01/2040	2,284,898
28,770,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	20,531,423
21,175,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2042	15,531,651
3,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2038	2,363,280
60,230,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2047	46,349,997
12,750,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	9,968,078
18,950,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000	07/01/2033	14,069,049
10,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	8,095,800
11,540,000	Puerto Rico Commonwealth GO1	5.750	07/01/2036	8,860,989
4,500,000	Puerto Rico Commonwealth GO1	5.750	07/01/2041	3,366,405
1,500,000	Puerto Rico Commonwealth GO1	5.000	07/01/2041	1,062,390
1,950,000	Puerto Rico Commonwealth GO1	2.063	07/01/2019	1,736,378
3,255,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	2,488,220
94,305,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	68,919,037
4,650,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	3,837,506
3,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	2,428,740
5,165,000	Puerto Rico Commonwealth GO1	5.250	07/01/2037	3,760,688
5,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2033	3,630,950
4,430,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2026	3,331,404
9,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	7,157,790
215,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2023	160,197
6,940,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	5,881,789
6,415,000	Puerto Rico Highway & Transportation Authority[1]	5.300	07/01/2035	4,842,042
350,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	283,777

44    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (continued)
$605,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450%		07/01/2035	$440,966
5,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	3,657,550
3,000,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,812,360
15,000,000	Puerto Rico Infrastructure Financing Authority	6.151	[3]	07/01/2034	2,832,750
500,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	447,135
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000		07/01/2033	3,835,188
12,000,000	Puerto Rico Public Buildings Authority[1]	6.125		07/01/2023	9,750,840
5,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	3,743,500
12,000,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	9,605,040
5,825,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	4,492,298
$40,600,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	29,230,376
29,410,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	21,224,903
42,575,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.250		08/01/2057	36,723,904
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[3]	08/01/2034	1,614,186
785,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2043	587,259
20,820,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2042	16,799,866
25,900,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	23,813,237
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2024	1,442,795
239,715,000	Puerto Rico Sales Tax Financing Corp., Series A	6.164	[3]	08/01/2054	17,480,018
5,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	4,636,390
9,560,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250		08/01/2027	8,225,711
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250		08/01/2043	19,477,500
17,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	15,777,700
1,340,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2038	1,074,814
23,890,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	18,727,610

					502,849,997

Total Municipal Bonds and Notes (Cost $7,748,311,877)					6,265,940,589

Corporate Bonds and Notes—0.1%
6,806,909	Delta Air Lines, Inc., Sr. Unsec. Nts.[10]	8.000		12/01/2015	6,460,716

Shares
Common Stocks—0.1%
7,679	Delta Air Lines, Inc.[10,11]				202,572
59,830	General Motors Co.[10,11]				2,210,719

45    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Shares				Value
$15,021	Motors Liquidation Co. GUC Trust[10,11]			$545,262

Total Common Stocks (Cost $6,846,298)				2,958,553

Units		Strike Price	Expiration
Rights, Warrants, and Certificates—0.0%
54,392	General Motors Co. Wts.[10,11]	$27.800	07/10/2016	1,512,098
54,392	General Motors Co. Wts.[10,11]	19.580	07/10/2019	1,064,995

Total Rights, Warrants, and Certificates (Cost $7,679,687)				2,577,093

Total Investments, at Value (Cost $7,769,576,703)—114.6%				6,277,936,951

Liabilities in Excess of Other Assets—(14.6)				(801,546,625)

Net Assets—100.0%				$5,476,390,326

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
5.	Represents the current interest rate for a variable or increasing rate security.
6.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2013. See accompanying Notes.
7.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
8.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
9.	Restricted security. The aggregate value of restricted securities as of October 31, 2013 was $39,152,660, which represents 0.71% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10-3/4/11	$37,405,850	$39,152,660	$1,746,810

10.	Received as a result of a corporate action.
11.	Non-income producing security.
12.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13.	Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Network
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate North Side Health Network
BHI	Baptist Homes of Indiana

46    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Health Association
CDHS	Central Dupage Health System
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Educational Facilities Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
L.I.	Long Island
LH&S	Luthern Home & Services
LH&SFTA	Luthern Home & Services for the Aged
LHFTA	Luthern Home for the Aged
LIFERS	Long Inverse Floating Exempt Receipts
MA	Mercy Alliance
MTA	Metropolitan Transportation Authority
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHC	Piedmont Healthcare
PHF	Piedmont Hospital Foundation
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility

47    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
ROCs	Reset Option Certificates
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SR	Sunnyside Retirement
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
VH	Village Housing
VOA	Volunteers of America

48    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has changed its name to Oppenheimer Rochester High-Yield Municipal Fund from Rochester National Municipals.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem

49    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund)

50    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $585,060,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2013, municipal bond holdings with a value of $1,408,117,802 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $877,380,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,490,000	Allen County, OH Hospital Facilities (Catholic Healthcare Partners) LIFERS	18.101%	6/1/38	$2,495,055

51    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

1,335,000	CA GO ROLs[3]	13.860	12/1/36	1,313,226
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	7.935	6/1/47	47,003,759
3,750,000	CA Health Facilities Financing Authority (SJHS/SJHCN Obligated Group) ROLs	21.173	7/1/39	5,450,100
3,855,000	CA Health Facilities Financing Authority ROLs[3]	21.149	7/1/39	5,602,703
5,550,000	CA Health Facilities Financing Authority ROLs[3]	9.445	11/15/42	5,482,401
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	9.430	5/15/40	5,229,100
2,615,000	Cerritos, CA Community College District DRIVERS	18.867	8/1/33	3,478,787
16,250,000	Chicago, IL GO ROLs[3]	9.776	1/1/33	15,518,100
2,525,000	Detroit, MI City School District ROLs[3]	22.133	5/1/29	3,099,185
2,500,000	District of Columbia GO ROLs[3]	9.399	4/1/35	2,654,650
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	22.275	11/1/48	5,869,135
680,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	18.915	6/15/29	855,148
3,465,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	18.719	6/15/37	4,144,487
7,280,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	17.842	6/15/29	9,044,162
5,000,000	Grand Parkway, TX Transportation Corp. ROLs	9.499	4/1/53	4,931,400
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	9.810	11/15/36	12,098,270
4,345,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.389	4/1/44	4,782,498
5,000,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.900	4/1/44	6,485,600
2,750,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.394	4/1/44	3,026,980
2,500,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.394	4/1/44	2,751,800
2,200,000	IL Finance Authority (Advocate Health Care) DRIVERS	19.394	4/1/44	2,421,584
1,250,000	IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)	19.394	4/1/44	1,375,900
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	19.900	11/1/39	3,842,500
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	19.394	11/1/39	1,382,650
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	18.009	8/15/24	5,001,920
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	19.274	5/15/30	10,731,201
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	17.858	7/1/34	1,473,900
6,740,000	Los Angeles, CA Unified School District DRIVERS	17.824	7/1/30	7,982,384
5,410,000	MA Educational Financing Authority ROLs[3]	17.658	1/1/30	6,019,761
3,750,000	MA HFA ROLs[3]	12.950	6/1/49	3,788,775
3,010,000	MA HFA ROLs[3]	13.220	12/1/49	3,014,244
12,635,000	MA HFA ROLs[3]	12.435	7/1/25	12,669,367
8,895,000	MA HFA ROLs[3]	10.130	12/1/42	8,920,262
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS	9.253	8/1/35	6,708,751
2,500,000	Miami-Dade County, FL School Board ROLs[3]	17.838	2/1/27	3,035,700
2,500,000	Miami-Dade County, FL School Board ROLs[3]	18.852	2/1/27	3,153,400
12,500,000	Miami-Dade County, FL School Board ROLs[3]	19.359	2/1/34	14,759,500
2,500,000	Montgomery County, OH (Miami Valley Hospital) DRIVERS	20.911	11/15/23	4,025,100
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	6.125	6/1/29	42,854,073
9,500,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	20.911	8/15/39	11,874,240
1,480,000	North TX Tollway Authority ROLs[3]	21.419	1/1/48	2,078,749
4,000,000	North TX Tollway Authority ROLs[3]	21.419	1/1/48	5,618,240
18,695,000	NY Liberty Devel. Corp. ROLs[3]	9.710	1/15/44	20,467,660
3,240,000	NYC Municipal Water Finance Authority ROLs[3]	21.471	6/15/40	4,711,673
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	18.889	6/1/39	3,181,935

52    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

7,720,000	Peralta, CA Community College District DRIVERS	9.270	8/1/35	8,072,958
3,100,000	Pima County, AZ IDA ROLs[3]	19.659	7/1/39	3,470,884
5,500,000	Puerto Rico Sales Tax Financing Corp. DRIVERS	9.588	8/1/57	3,988,270
10,535,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	14.426	8/1/57	6,195,634
2,670,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	18.957	10/1/47	2,713,681
832,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs	15.560	12/1/39	968,198
2,500,000	San Jacinto, TX Community College District ROLs[3]	18.135	2/15/38	3,382,800
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	20.669	11/15/24	5,486,320
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	22.697	11/15/29	13,323,920
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center) DRIVERS	9.323	12/1/33	6,975,855
375,000	Tes Properties, WA DRIVERS	19.899	12/1/29	479,565
3,000,000	Tes Properties, WA DRIVERS	20.405	12/1/38	3,653,400
59,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	14.845	12/15/26	89,915,869
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	17.448	11/1/28	4,868,542
5,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital/Seattle Children’s Healthcare System Obligated Group)	15.496	10/1/38	6,373,850
4,520,000	WA Health Care Facilities Authority ROLs[3]	23.618	10/1/36	6,771,954
3,645,000	Wayne County, MI Airport Authority ROLs[3]	13.772	12/1/29	3,782,781
5,670,000	Wayne County, MI Airport Authority ROLs[3]	13.771	12/1/29	5,884,326
3,335,000	Wayne County, MI Airport Authority ROLs[3]	13.772	12/1/34	3,368,917
8,335,000	Wayne County, MI Airport Authority ROLs[3]	13.776	12/1/29	8,650,063

				$530,737,802

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $877,380,000 as of October 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available

53    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$19,856,109
Sold securities	9,265,031

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2013 is as follows:

Cost	$630,088,511
Market Value	$271,484,114
Market Value as a % of Net Assets	4.96%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest payments. As of October 31, 2013, securities with an aggregate market value of $13,065,422, representing 0.24% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $684,512 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to

54    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

55    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in

56    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$8,938,406	$—	$8,938,406
Alaska	—	14,241,857	—	14,241,857
Arizona	—	139,565,857	—	139,565,857
Arkansas	—	—	3,831,566	3,831,566
California	—	872,745,481	—	872,741,861
Colorado	—	252,879,892	—	252,879,892
Connecticut	—	7,082,181	—	7,082,181
Delaware	—	5,865,127	—	5,865,127
District of Colombia	—	127,917,219	—	127,917,219
Florida	—	624,770,236	—	624,770,236
Georgia	—	83,982,586	—	83,982,586
Hawaii	—	14,575,945	—	14,575,945
Idaho	—	1,743,851	—	1,743,851
Illinois	—	347,760,019	11,926,753	359,686,772
Indiana	—	87,200,864	—	87,200,864
Iowa	—	69,095,005	—	69,095,005
Kansas	—	2,835,578	—	2,835,578
Kentucky	—	20,097,233	—	20,097,233
Louisiana	—	32,949,073	—	32,949,073
Maine	—	19,198,401	—	19,198,401
Maryland	—	12,513,155	—	12,513,155
Massachusetts	—	107,488,825	4	107,488,829
Michigan	—	154,751,424	—	154,751,424
Minnesota	—	48,392,214	—	48,392,214
Mississippi	—	13,908,199	—	13,908,199
Missouri	—	78,740,353	—	78,740,353

57    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Montana	—	7,482,598	—	7,482,598
Nebraska	—	39,514,220	—	39,514,220
Nevada	—	3,396,746	—	3,396,746
New Hampshire	—	6,949,697	—	6,949,697
New Jersey	—	414,166,145	8,288	414,174,433
New Mexico	—	15,584,466	—	15,584,466
New York	—	405,238,046	—	405,238,046
North Carolina	—	24,398,253	—	24,398,253
North Dakota	—	3,418,516	—	3,418,516
Ohio	—	533,355,729	503,531	533,859,260
Oklahoma	—	7,616,229	—	7,616,229
Oregon	—	3,749,709	—	3,749,709
Pennsylvania	—	54,873,384	—	54,873,384
Rhode Island	—	88,333,454	—	88,333,454
South Carolina	—	20,595,723	13,217,747	33,813,470
South Dakota	—	2,134,233	—	2,134,233
Tennessee	—	27,243,227	—	27,243,227
Texas	—	656,729,822	—	656,729,822
U.S. Possessions	—	502,849,997	—	502,849,997
Utah	—	22,165,907	—	22,165,907
Vermont	—	2,675,434	—	2,675,434
Virginia	—	56,646,764	—	56,646,764
Washington	—	112,637,398	—	112,637,398
West Virginia	—	38,142,714	—	38,142,714
Wisconsin	—	37,318,908	20	37,318,928
Corporate Bonds and Notes	—	6,460,716	—	6,460,716
Common Stocks	2,958,553	—	—	2,958,553
Rights, Warrants, and Certificates	2,577,093	—	—	2,577,093

Total Assets	$5,535,646	$6,242,917,016	$29,487,909	$6,277,936,951

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$1,231,560	$—	$—	$(1,231,560)
Colorado	6,729,248	—	—	(6,729,248)
Florida	3,646,636	—	—	(3,646,636)

58    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Illinois	—	(1,510,929)	1,510,929	—
Indiana	7,869,708	—	—	(7,869,708)
Maryland	258,815	—	—	(258,815)
Massachusetts	—	(4)	4	—
New York	449,100	—	—	(449,100)
Wisconsin	—	(20)	20	—

Total Assets	$20,185,067	$(1,510,953)	$1,510,953	$(20,185,067)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.
**	Transferred from Level 2 to Level 3 because of the lack of observable market data.

Restricted Securities

As of October 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,818,721,882

Gross unrealized appreciation	$312,535,107
Gross unrealized depreciation	(1,851,915,074)

Net unrealized depreciation	$(1,539,379,967)

1.	The Federal tax cost of securities does not include cost of $998,595,036, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

59    OPPENHEIMER ROCHESTER® HIGH-YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013